OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 1.6%
$11,700,000		Canadian Imperial Bank of Commerce, 5.000%, due 04/18/08	$11,690,566
10,000,000		HBOS Treasury Services, 4.500%, due 01/14/08	10,002,432

		Total Certificates of Deposit
		(Cost $21,692,998)	21,692,998
COMMERCIAL PAPER: 46.3%
5,000,000	#	ASB Finance Ltd., 5.100%, due 01/25/08	4,983,000
33,739,000	#	Barton Capital, LLC, 4.880%, due 01/11/08	33,623,106
1,364,000		BHP Billiton Ltd., 5.500%, due 01/28/08	1,358,374
37,000,000		BNP Paribas Finance, Inc., 4.850%, due 03/28/08	36,566,329
47,500,000		Cafco, LLC, 5.900%, due 01/25/08	47,228,857
17,500,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 4.740%, due 02/29/08	17,364,054
40,520,000		Cargill Global Funding PLC, 5.000%, due 02/28/08	40,221,456
21,455,000		Ciesco LP, 5.800%, due 01/24/08	21,359,045
41,041,000		Concord Minutemen Capital Co., LLC, 5.130%, due 04/11/08	40,455,540
45,750,000		Crown Point Capital Co., 6.000%, due 03/14/08	45,156,865
45,500,000		Jupiter Securities Co., LLC, 5.500%, due 01/23/08	45,359,703
24,500,000		Louis Dreyfus Corp., 5.550%, due 01/22/08	24,420,681
41,436,000	#	Old Line Funding, LLC, 6.050%, due 01/15/08	41,350,465
43,952,000	#	Park Avenue Receivables Corp., 4.990%, due 02/19/08	43,718,032
36,000,000		Thunder Bay Funding, LLC, 5.140%, due 01/10/08	35,821,539
41,684,000	#	Tulip Funding Corp., 4.860%, due 02/06/08	41,499,760
27,900,000	#	Variable Funding Capital, 4.850%, due 01/10/08	27,767,508
1,200,000		Westpac Banking Corp., 4.650%, due 03/20/08	1,187,755
35,000,000		Windmill Funding Corp., 5.050%, due 01/04/08	34,916,883
32,073,000	#	Yorktown Capital, LLC, 4.950%, due 01/25/08	31,931,008

		Total Commercial Paper
		(Cost $616,289,960)	616,289,960
CORPORATE BONDS/NOTES: 46.8%
2,000,000	@@	Alliance & Leicester PLC, 5.318%, due 01/14/08	2,000,051
3,000,000	#	Allstate Financial Global Funding, 5.476%, due 06/20/08	2,959,361
4,000,000		Allstate Life Global Funding Trusts, 4.895%, due 08/27/08	4,000,245
3,000,000		American Express Bank FSB, 4.540%, due 05/07/08	2,998,637
11,300,000		American Express Bank FSB, 5.038%, due 10/16/08	11,281,172
6,000,000		American Express Credit Corp., 4.949%, due 08/20/08	6,000,067
1,275,000		American Express Credit Corp., 5.015%, due 12/19/08	1,267,134
3,250,000		American Express Credit Corp., 5.394%, due 05/16/08	3,221,788
23,500,000	#	American General Finance Corp., 5.088%, due 09/12/08	23,502,867
5,350,000		American General Finance Corp., 5.329%, due 01/18/08	5,350,345
3,000,000	#	American Honda Finance Corp., 4.630%, due 02/04/08	3,000,233
6,850,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	6,835,045
700,000	#	American International Group, Inc., 4.884%, due 06/23/08	700,067
2,950,000	C	American International Group, Inc., 5.530%, due 05/15/08	2,921,829
1,800,000	@@, #	ANZ National International Ltd., 5.302%, due 05/16/08	1,793,327
4,600,000	@@, #	Banco Santander Totta SA, 5.038%, due 08/15/08	4,600,130
3,750,000	#	Bank of New York Mellon Corp., 4.925%, due 05/27/08	3,750,000
4,200,000	@@, #	Bank of Scotland PLC, 4.701%, due 08/29/08	4,200,000
2,055,000	@@, #	Bank of Scotland PLC, 4.854%, due 09/30/08	2,038,486
3,500,000		Bank One Corp., 5.384%, due 08/01/08	3,511,928
1,475,000		Bank One Corp., 5.406%, due 06/30/08	1,455,229
5,800,000		Bear Stearns Cos., Inc., 4.640%, due 08/05/08	5,800,000
5,725,000		Bear Stearns Cos., Inc., 4.915%, due 08/28/08	5,725,000
2,000,000		Bear Stearns Cos., Inc., 5.128%, due 01/15/08	2,000,091
6,260,000		Bear Stearns Cos., Inc., 5.161%, due 04/29/08	6,263,374
7,400,000		Bear Stearns Cos., Inc., 5.298%, due 07/02/08	7,295,571
8,235,000		Bear Stearns Cos., Inc., 5.400%, due 01/31/08	8,223,852
8,700,000		Canadian Imperial Bank of Commerce, 4.360%, due 02/14/08	8,700,370
4,000,000		Canadian Imperial Bank of Commerce, 4.896%, due 08/22/08	4,000,506
1,000,000		Canadian Imperial Bank of Commerce, 5.065%, due 02/22/08	999,733
8,000,000		Citigroup Funding, Inc., 4.360%, due 03/14/08	8,000,661
3,000,000		Citigroup Funding, Inc., 4.360%, due 10/03/08	2,994,594
13,500,000		Credit Suisse Group, 4.320%, due 03/14/08	13,499,880
2,990,000		Credit Suisse Group, 5.234%, due 06/02/08	2,991,624
14,000,000		Credit Suisse Group, 5.276%, due 12/09/08	13,994,353
8,600,000	@@, #	Danske Bank A/S, 4.919%, due 08/19/08	8,599,578
22,000,000		Deutsche Bank AG, 4.941%, due 06/19/08	22,002,602
7,000,000	@@	Deutsche Bank AG, 5.243%, due 01/09/09	6,980,103
3,000,000		General Electric Capital Corp., 4.420%, due 01/27/09	2,979,300
1,000,000		General Electric Capital Corp., 5.065%, due 10/24/08	998,091
8,600,000		Goldman Sachs Group, Inc., 4.924%, due 12/23/08	8,539,511

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Corporate Bonds/Notes (continued)
$9,300,000	#	Goldman Sachs Group, Inc., 5.098%, due 09/12/08		$9,301,237
4,000,000		Goldman Sachs Group, Inc., 5.111%, due 07/29/08		3,985,958
1,871,000		Goldman Sachs Group, Inc., 5.157%, due 01/15/08		1,870,216
15,000,000		Goldman Sachs Group, Inc., 5.268%, due 04/11/08		15,000,000
16,085,000	@@, #	HBOS Treasury Services PLC, 4.954%, due 06/24/08		16,085,000
20,300,000		HSBC Finance Corp., 5.312%, due 06/17/08		20,398,835
9,189,000		HSBC Finance Corp., 5.316%, due 01/15/08		9,186,525
3,900,000		HSBC Finance Corp., 5.368%, due 03/11/08		3,890,805
11,710,000		Key Bank NA, 5.005%, due 03/18/08		11,691,804
1,800,000		Lehman Brothers Holdings, Inc., 4.733%, due 04/02/08		1,799,679
4,375,000		Lehman Brothers Holdings, Inc., 5.420%, due 01/22/08		4,371,463
4,286,000		Lehman Brothers Holdings, Inc., 5.448%, due 08/07/08		4,237,301
7,900,000		Lehman Brothers Holdings, Inc., 5.900%, due 02/01/08		7,909,354
3,000,000		Marshall & Ilsley Bank, 4.839%, due 02/15/08		2,999,700
4,000,000	#	MBIA Global Funding, LLC, 4.315%, due 03/14/08		4,000,000
11,000,000	#	MBIA Global Funding, LLC, 4.370%, due 02/15/08		11,000,517
4,500,000	#	MBIA Global Funding, LLC, 5.308%, due 01/11/08		4,500,110
3,400,000		MBNA Corp., 5.308%, due 05/05/08		3,405,112
26,500,000		Merrill Lynch & Co., Inc., 4.980%, due 08/22/08		26,482,920
3,000,000		Merrill Lynch & Co., Inc., 5.021%, due 10/27/08		2,995,398
5,000,000		Merrill Lynch & Co., Inc., 5.138%, due 06/16/08		4,968,434
800,000		Merrill Lynch & Co., Inc., 5.277%, due 10/15/08		805,875
2,190,000		Merrill Lynch & Co., Inc., 5.282%, due 10/15/08		2,208,072
7,145,000		Merrill Lynch & Co., Inc., 5.325%, due 04/21/08		7,109,468
1,400,000		Merrill Lynch & Co., Inc., 5.449%, due 07/15/08		1,382,960
5,000,000		Morgan Stanley, 4.650%, due 09/03/08		5,002,781
5,000,000		Morgan Stanley, 4.725%, due 09/03/08		5,000,000
12,000,000		Morgan Stanley, 4.995%, due 08/26/08		12,000,000
6,000,000		Morgan Stanley, 5.114%, due 04/25/08		6,000,910
11,000,000		Morgan Stanley, 5.201%, due 03/07/08		11,001,532
2,840,000		Morgan Stanley, 5.334%, due 01/18/08		2,840,199
7,000,000		PNC Funding Corp., 5.353%, due 03/10/08		6,984,805
20,000,000		Royal Bank of Canada, 3.744%, due 01/22/08		19,999,185
7,500,000		Royal Bank of Canada, 4.305%, due 04/02/08		7,499,754
9,000,000	@@, #	Royal Bank of Scotland Group PLC, 4.942%, due 08/20/08		9,001,413
23,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.875%, due 02/06/08		23,000,637
8,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.970%, due 09/19/08		7,990,960
2,000,000		SunTrust Bank, 5.101%, due 06/01/08		2,009,268
10,000,000		SunTrust Bank, 5.133%, due 06/12/08		9,998,735
5,210,000		SunTrust Bank, 5.152%, due 10/15/08		5,172,342
1,900,000		Toyota Motor Credit Corp., 3.714%, due 03/17/08		1,899,683
2,700,000		Toyota Motor Credit Corp., 3.714%, due 03/24/08		2,699,500
26,000,000		Toyota Motor Credit Corp., 4.340%, due 06/16/08		25,997,349
675,000		US Bancorp., 5.396%, due 03/15/08		671,938
7,250,000		Wachovia Bank NA, 4.320%, due 10/03/08		7,214,651
2,000,000		Wachovia Corp., 4.905%, due 10/28/08		1,999,265
18,000,000		Washington Mutual Bank, 5.239%, due 04/18/08		17,989,806
9,000,000	#	Wells Fargo & Co., 5.108%, due 09/12/08		9,002,937
3,300,000		Westpac Banking Corp., 5.201%, due 07/11/08		3,300,000
		Total Corporate Bonds/Notes
		(Cost $623,841,128)		623,841,128
REPURCHASE AGREEMENT: 5.4%

72,538,000		Deutsche Bank Repurchase Agreement dated 12/31/07, 4.250%, due 01/02/08, $72,555,127 to be received upon repurchase (Collateralized by $72,805,000 Various U.S. Government Agencies, 3.430% - 6.000%, Market Value plus accrued interest $73,993,833, due 02/27/09-08/01/12)		72,538,000
		Total Repurchase Agreement (Cost $72,538,000)		72,538,000

		Total Investments in Securities (Cost $1,334,362,086)*	100.1%	$1,334,362,086
		Other Assets and Liabilities — Net	(0.1)	(1,210,898)
		Net Assets	100.0%	$1,333,151,188

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2007 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 97.2%
	Federal Home Loan Mortgage Corporation: 0.1%
$86,411	7.000%, due 11/01/14	$90,089
315,030	7.500%, due 12/01/14	328,831
83,050	7.500%, due 01/01/30	88,871
52,655	8.000%, due 01/01/30	56,394
39,018	9.500%, due 07/01/20	42,705
		606,890
	Federal National Mortgage Corporation: 0.4%
61,904	6.500%, due 06/01/14	64,174
515,833	6.500%, due 02/01/29	535,548
387,972	6.600%, due 07/01/27	406,800
171,506	6.600%, due 09/01/27	179,830
58,691	6.600%, due 11/01/27	61,539
118,246	6.600%, due 03/01/28	123,985
144,803	6.600%, due 06/01/28	151,831
75,906	7.000%, due 03/01/15	79,081
108,738	7.500%, due 05/01/28	116,338
68,334	8.500%, due 08/01/11	71,663
49,004	8.500%, due 05/01/15	54,313
32,164	8.500%, due 08/01/15	35,648
106,947	8.500%, due 09/01/15	118,535
		1,999,285
	Government National Mortgage Association: 96.6%
746,171	4.000%, due 05/20/33	683,227
906,440	4.000%, due 01/15/34	837,132
761,795	4.000%, due 03/15/34	703,547
1,443,440	4.500%, due 01/20/34	1,366,077
1,221,770	4.500%, due 03/20/34	1,156,288
327,321	4.500%, due 05/20/34	309,778
390,534	4.500%, due 06/20/34	369,603
2,022,698	4.500%, due 10/20/34	1,919,256
4,017,230	4.500%, due 08/15/35	3,848,824
535,319	4.500%, due 09/15/35	512,878
1,476,226	4.500%, due 10/20/35	1,397,293
4,292,352	4.500%, due 11/15/35	4,112,412
5,263,695	4.750%, due 05/20/34	5,264,642
770,781	5.000%, due 05/15/18	773,062
1,095,377	5.000%, due 04/15/29	1,086,728
1,133,114	5.000%, due 04/15/30	1,122,933
1,307,131	5.000%, due 10/15/30	1,295,388
807,944	5.000%, due 05/15/33	796,496
916,356	5.000%, due 06/15/33	903,372
2,095,709	5.000%, due 07/15/33	2,066,015
842,688	5.000%, due 10/15/33	830,748
1,179,760	5.000%, due 10/20/33	1,149,981
3,187,057	5.000%, due 12/20/33	3,106,613
1,043,220	5.000%, due 02/20/34	1,016,922
886,023	5.000%, due 03/15/34	873,498
2,789,751	5.000%, due 04/15/34	2,749,752
532,743	5.000%, due 04/20/34	519,313
1,290,787	5.000%, due 06/20/34	1,258,247
744,034	5.000%, due 07/20/34	725,278
398,197	5.000%, due 09/20/34	388,159
1,723,918	5.000%, due 12/20/34	1,680,461
1,457,752	5.000%, due 03/15/35	1,437,095
1,872,470	5.000%, due 04/15/35	1,845,937
700,521	5.000%, due 05/15/35	690,594
1,475,025	5.000%, due 05/20/35	1,441,448
871,035	5.000%, due 06/15/35	858,692
24,550,451	5.000%, due 11/20/35	23,991,590
4,505,338	5.000%, due 04/20/36	4,401,821
4,233,501	5.000%, due 05/20/36	4,136,229
238,545	5.450%, due 02/15/29	240,134
102,713	5.450%, due 10/15/29	103,397
827,095	5.500%, due 08/20/24	836,029
33,068	5.500%, due 04/20/29	33,198
500,401	5.500%, due 10/15/32	504,702
1,539,899	5.500%, due 12/15/32	1,553,136
2,283,000	5.500%, due 03/15/33	2,301,195
2,254,320	5.500%, due 04/15/33	2,272,285
5,530,084	5.500%, due 05/15/33	5,574,155
2,693,420	5.500%, due 06/15/33	2,714,886
7,172,200	5.500%, due 07/15/33	7,228,891
494,779	5.500%, due 09/15/33	498,722
620,205	5.500%, due 10/15/33	625,147

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount		Value
	Government National Mortgage Association (continued)
$9,605,880	5.500%, due 11/15/33	$9,681,288
881,809	5.500%, due 11/20/33	882,647
2,086,824	5.500%, due 12/15/33	2,103,145
635,151	5.500%, due 12/20/33	635,755
2,808,049	5.500%, due 01/15/34	2,829,213
549,267	5.500%, due 01/20/34	549,672
3,283,087	5.500%, due 02/15/34	3,307,832
836,879	5.500%, due 03/15/34	843,370
1,035,079	5.500%, due 03/20/34	1,035,843
5,820,025	5.500%, due 04/15/34	5,864,680
7,698,481	5.500%, due 04/20/34	7,704,881
284,680	5.500%, due 05/15/34	286,888
1,548,478	5.500%, due 06/15/34	1,560,490
1,775,318	5.500%, due 06/20/34	1,778,491
1,455,510	5.500%, due 07/15/34	1,466,800
1,501,820	5.500%, due 07/20/34	1,505,730
8,470,376	5.500%, due 08/15/34	8,536,081
871,869	5.500%, due 08/20/34	872,513
7,857,078	5.500%, due 09/15/34	7,918,025
5,265,458	5.500%, due 10/15/34	5,306,302
187,633	5.500%, due 12/15/34	189,089
252,750	5.500%, due 12/20/34	252,936
4,782,107	5.500%, due 01/15/35	4,819,266
425,769	5.500%, due 01/20/35	426,088
1,517,168	5.500%, due 02/15/35	1,528,957
3,461,067	5.500%, due 03/15/35	3,487,961
2,317,594	5.500%, due 04/15/35	2,335,602
3,448,351	5.500%, due 05/15/35	3,475,145
1,294,926	5.500%, due 05/20/35	1,298,314
1,015,108	5.500%, due 06/15/35	1,022,996
852,435	5.500%, due 06/20/35	854,666
1,444,564	5.500%, due 07/15/35	1,455,789
1,277,488	5.500%, due 09/20/35	1,280,831
835,408	5.500%, due 11/15/35	841,900
3,082,344	5.500%, due 03/15/36	3,105,630
14,323,738	5.500%, due 03/20/36	14,355,571
905,113	5.500%, due 04/15/36	911,951
18,641,192	5.500%, due 04/20/36	18,685,951
2,283,686	5.500%, due 05/15/36	2,300,939
654,366	5.500%, due 06/15/36	659,309
24,622,865	5.500%, due 06/20/36	24,681,987
2,929,430	5.500%, due 07/15/36	2,951,563
620,035	5.500%, due 08/15/36	624,719
13,909,377	5.500%, due 08/20/36	13,942,774
903,269	5.500%, due 09/15/36	910,093
3,656,122	5.500%, due 10/15/36	3,683,743
3,414,010	5.500%, due 11/15/36	3,439,802
2,220,189	5.500%, due 12/15/36	2,236,962
5,296,150	5.500%, due 01/15/37	5,336,067
8,601,179	5.500%, due 07/20/37	8,614,838
220,199	5.750%, due 11/20/27	223,368
294,031	5.750%, due 12/20/27	298,263
105,869	5.750%, due 02/20/28	107,351
831,621	5.750%, due 03/20/28	843,267
321,553	5.750%, due 04/20/28	326,055
186,591	5.750%, due 07/20/28	189,204
65,303	5.750%, due 01/20/29	66,186
115,467	5.750%, due 04/20/29	117,028
609,550	5.750%, due 07/20/29	617,793
151,662	6.000%, due 10/15/15	155,289
611,821	6.000%, due 10/15/25	628,695
1,782,384	6.000%, due 04/15/26	1,831,972
1,173,880	6.000%, due 10/20/27	1,202,882
648,481	6.000%, due 07/15/28	666,422
487,928	6.000%, due 08/15/28	501,427
939,232	6.000%, due 09/15/28	965,217
409,655	6.000%, due 02/15/29	420,977
317,998	6.000%, due 04/15/29	326,685
282,577	6.000%, due 05/15/29	289,915
156,648	6.000%, due 12/15/29	162,452
365,001	6.000%, due 02/15/32	374,422
1,721,445	6.000%, due 07/15/32	1,765,878
4,321,222	6.000%, due 08/15/32	4,435,282
8,608,999	6.000%, due 09/15/32	8,831,209
1,480,436	6.000%, due 11/15/32	1,518,648
1,092,762	6.000%, due 12/15/32	1,120,968
12,603,399	6.000%, due 01/15/33	12,921,321
1,250,731	6.000%, due 02/15/33	1,282,281
1,905,453	6.000%, due 03/15/33	1,953,517
501,072	6.000%, due 04/15/33	513,712
1,692,695	6.000%, due 05/15/33	1,735,393
3,472,111	6.000%, due 09/15/33	3,559,695

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount		Value
	Government National Mortgage Association (continued)
$4,502,111	6.000%, due 10/15/33	$4,615,677
1,187,476	6.000%, due 12/15/33	1,217,431
833,727	6.000%, due 01/15/34	853,819
848,315	6.000%, due 01/20/34	865,468
314,664	6.000%, due 02/15/34	322,247
1,533,724	6.000%, due 02/20/34	1,564,736
3,442,731	6.000%, due 03/20/34	3,512,344
525,073	6.000%, due 04/20/34	535,690
2,728,565	6.000%, due 05/20/34	2,783,737
161,970	6.000%, due 06/20/34	165,245
22,771,051	6.000%, due 07/20/34	23,231,485
2,698,009	6.000%, due 08/20/34	2,752,564
479,616	6.000%, due 09/15/34	491,604
902,811	6.000%, due 10/15/34	925,376
8,584,421	6.000%, due 10/20/34	8,761,678
9,962,254	6.000%, due 11/20/34	10,163,692
9,664,194	6.000%, due 12/20/34	9,859,605
2,387,680	6.000%, due 01/20/35	2,435,184
921,961	6.000%, due 02/20/35	940,304
1,591,429	6.000%, due 03/20/35	1,623,092
1,094,683	6.000%, due 04/20/35	1,116,462
251,853	6.000%, due 06/20/35	256,864
981,839	6.000%, due 05/15/36	1,005,567
1,969,338	6.000%, due 06/15/36	2,016,932
1,829,724	6.000%, due 07/15/36	1,873,943
1,287,131	6.000%, due 08/15/36	1,318,237
986,498	6.000%, due 09/15/36	1,010,339
1,735,418	6.000%, due 10/15/36	1,777,359
3,207,950	6.000%, due 01/20/37	3,269,938
4,745,476	6.000%, due 03/15/37	4,859,838
9,557,401	6.000%, due 04/20/37	9,756,439
4,767,724	6.000%, due 06/15/37	4,882,624
1,297,755	6.000%, due 09/20/37	1,324,782
135,950	6.250%, due 03/15/28	139,742
143,393	6.250%, due 04/15/28	147,393
398,316	6.250%, due 09/15/29	409,278
205,310	6.280%, due 01/20/26	211,506
547,740	6.280%, due 05/20/26	564,270
766,285	6.490%, due 01/15/28	806,518
300,170	6.500%, due 02/15/26	311,926
240,530	6.500%, due 03/15/28	249,685
185,655	6.500%, due 08/15/28	192,721
1,851,475	6.500%, due 11/15/28	1,921,948
313,483	6.500%, due 07/20/29	325,331
30,119	6.500%, due 05/15/31	31,232
1,190,371	6.500%, due 08/20/31	1,234,158
285,542	6.500%, due 09/15/31	296,091
1,811,749	6.500%, due 01/15/32	1,878,652
857,765	6.500%, due 02/15/32	889,440
102,710	6.500%, due 04/20/32	106,487
335,735	6.500%, due 07/20/32	348,080
594,352	6.500%, due 08/15/32	616,300
637,039	6.500%, due 10/20/33	659,438
1,808,975	6.500%, due 11/15/33	1,873,150
963,165	6.500%, due 11/20/33	997,031
522,825	6.500%, due 01/20/34	540,718
647,680	6.500%, due 02/20/34	669,847
385,564	6.500%, due 03/20/34	398,760
451,970	6.500%, due 08/20/34	467,438
1,657,487	6.500%, due 09/20/34	1,714,214
1,397,440	6.500%, due 10/20/34	1,445,266
1,519,555	6.500%, due 11/20/34	1,571,561
1,187,626	6.500%, due 12/20/34	1,228,272
552,968	6.500%, due 03/20/35	571,440
1,450,100	6.500%, due 04/20/36	1,496,502
1,187,668	6.500%, due 05/15/36	1,227,048
5,904,309	6.500%, due 09/15/36	6,100,082
3,003,622	6.500%, due 11/15/36	3,103,215
1,690,788	6.500%, due 12/15/36	1,746,851
15,396,587	6.500%, due 01/15/37	15,905,329
6,920,287	6.500%, due 02/15/37	7,148,951
1,397,952	6.500%, due 02/20/37	1,442,522
8,701,219	6.500%, due 03/15/37	8,988,729
1,092,211	6.500%, due 04/20/37	1,127,033
9,924,999	6.500%, due 10/20/37	10,251,417
278,345	6.600%, due 10/20/26	290,789
358,028	6.600%, due 02/20/27	373,888
110,154	6.600%, due 05/20/27	115,033
457,462	6.600%, due 06/20/27	477,727
397,271	6.600%, due 07/20/27	414,869
245,041	6.600%, due 09/20/27	255,895
328,388	6.600%, due 10/20/27	342,935

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
			Government National Mortgage Association (continued)
$125,192			6.600%, due 12/20/27	$130,738
333,471			6.600%, due 02/20/28	348,007
925,236			6.600%, due 07/20/28	965,569
16,100			6.750%, due 08/15/28	16,941
323,861			6.750%, due 10/15/28	340,776
59,432			6.750%, due 11/15/28	62,536
80,788			7.000%, due 09/15/23	85,794
21,282			7.000%, due 12/15/23	22,601
35,366			7.000%, due 04/15/26	37,573
209,600			7.000%, due 01/15/27	222,635
191,096			7.000%, due 11/15/27	202,980
280,106			7.000%, due 07/15/28	297,342
20,839			7.000%, due 07/15/29	22,116
53,535			7.000%, due 10/15/30	56,798
47,395			7.000%, due 05/15/31	50,256
606,479			7.000%, due 06/15/31	643,443
363,428			7.000%, due 09/15/31	385,361
150,242			7.000%, due 11/15/31	157,137
167,580			7.000%, due 12/15/31	177,693
2,060,631			7.000%, due 01/15/32	2,185,023
3,841,637			7.000%, due 02/15/32	4,073,542
2,529,148			7.000%, due 03/15/32	2,681,821
3,553,522			7.000%, due 04/15/32	3,768,034
3,221,205			7.000%, due 05/15/32	3,415,657
1,984,544			7.000%, due 07/15/32	2,104,343
246,848			7.000%, due 06/20/34	260,648
175,540			7.000%, due 07/20/34	185,353
1,998,602			7.000%, due 09/20/34	2,110,331
524,130			7.000%, due 10/20/34	553,431
1,009,506			7.000%, due 08/20/36	1,051,786
45,967			7.250%, due 01/15/29	48,671
82,121			7.500%, due 08/20/27	87,393
230,193			7.500%, due 12/15/28	245,904
379,287			7.500%, due 10/15/30	404,737
48,947			7.500%, due 12/15/30	52,231
92,154			7.500%, due 01/15/31	98,307
159,999			7.500%, due 10/15/31	170,684
89,297			7.500%, due 01/15/32	95,157
23,844			7.800%, due 05/15/19	25,515
32,691			7.800%, due 07/15/19	34,981
11,272			8.000%, due 03/20/24	12,137
37,381			8.000%, due 11/15/25	40,424
109,988			8.000%, due 07/15/26	118,997
142,852			8.000%, due 09/15/26	154,551
52,405			8.000%, due 09/20/26	56,487
39,616			8.000%, due 12/15/26	42,860
24,627			8.000%, due 04/15/27	26,641
62,920			8.000%, due 06/15/27	68,063
55,388			8.000%, due 07/15/27	59,916
26,823			8.000%, due 03/15/28	29,025
39,218			8.050%, due 07/15/19	42,084
41,964			9.000%, due 05/15/16	45,223
40,953			9.000%, due 07/15/16	44,134
10,356			9.500%, due 11/15/21	11,347
				576,795,809
			Total U.S. Government Agency obligations
			(Cost $575,024,880)	$579,401,984
OTHER U.S. GOVERNMENT AGENCIES:
			Other U.S. Government Agencies: 0.0%
19,204	C		Small Business Administration, 8.250%, due 11/01/11	19,521
			Total Other U.S. Government Agencies
			(Cost $19,721)	19,521
			Total Long-Term Investments
			(Cost $575,044,601)	579,421,505
SHORT-TERM INVESTMENTS: 2.3%
		U.S. Treasury Bills: 2.3%
5,000,000	Z	1.725%, due 03/27/08		4,962,575
9,000,000		3.161%, due 02/07/08		8,972,864
		Total U.S. Treasury Bills
		(Cost $13,935,439)		13,935,439
		Total Short-Term Investments
		(Cost $13,935,439)		13,935,439
		Total Investments in Securities
		(Cost $588,980,040)*	99.4%	$593,356,944
		Other Assets and Liabilities — Net	0.6	3,672,958
		Net Assets	100.0%	$597,029,902
	C	Bond may be called prior to maturity date.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,038,445
		Gross Unrealized Depreciation		(2,661,541)
		Net Unrealized Appreciation		$4,376,904

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2007 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 97.0%
		Advertising: 2.1%
$1,650,000	C	RH Donnelley Corp., 6.875%, due 01/15/13	$1,485,000
835,000	#, C	RH Donnelley Corp., 8.875%, due 10/15/17	776,550
455,000	C	Visant Corp., 7.625%, due 10/01/12	459,550
			2,721,100
		Airlines: 1.5%
800,000	C	AMR Corp., 8.608%, due 04/01/11	808,000
604,260	C	Continental Airlines, Inc., 7.461%, due 04/01/15	588,731
515,000		United AirLines, Inc., 6.932%, due 09/01/11	612,850
			2,009,581
		Auto Manufacturers: 2.7%
1,687,250		Ford Motor Co., 8.597%, due 11/29/13	1,565,484
800,000	C	General Motors Corp., 7.125%, due 07/15/13	696,000
1,525,000	C	General Motors Corp., 8.375%, due 07/15/33	1,235,250
			3,496,734
		Auto Parts & Equipment: 0.2%
290,000	C	United Components, Inc., 9.375%, due 06/15/13	287,825
			287,825
		Banks: 0.4%
600,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	529,949
			529,949
		Beverages: 0.8%
790,000	#, C	Constellation Brands, Inc., 7.250%, due 05/15/17	734,700
255,000	C	Constellation Brands, Inc., 8.375%, due 12/15/14	256,913
			991,613
		Building Materials: 1.2%
675,000	C	Goodman Global Holdings, Inc., 7.875%, due 12/15/12	698,625
5,000	C	Goodman Global Holdings, Inc., 7.991%, due 06/15/12	4,988
825,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	820,875
			1,524,488
		Chemicals: 3.2%
1,440,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	1,288,800
760,000	#, C	Momentive Performance Materials, Inc., 9.750%, due 12/01/14	703,000
700,000	#, C	Momentive Performance Materials, Inc., 10.125%, due 12/01/14	644,000
795,000	@@, C	Nova Chemicals Corp., 7.863%, due 11/15/13	747,300
800,000	C	PolyOne Corp., 8.875%, due 05/01/12	818,000
			4,201,100
		Commercial Services: 4.4%
710,000	C	Alion Science and Technology Corp., 10.250%, due 02/01/15	608,825
440,000	C	Aramark Services, Inc., 8.411%, due 02/01/15	431,200
660,000	C	Aramark Services, Inc., 8.500%, due 02/01/15	671,550
1,140,000	#, C	Ashtead Capital, Inc., 9.000%, due 08/15/16	1,014,600
365,000	C	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	344,925
680,000	C	Hertz Corp., 8.875%, due 01/01/14	692,750
680,000	C	Hertz Corp., 10.500%, due 01/01/16	707,200
1,100,000	C	Neff Corp., 10.000%, due 06/01/15	605,000
850,000	@@, C	Quebecor World Capital Corp., 6.125%, due 11/15/13	666,188
			5,742,238
		Computers: 1.4%
530,000	#, C	Ceridian Corp., 11.250%, due 11/15/15	492,900
530,000	#, C	Ceridian Corp., 12.250%, due 11/15/15	495,550
845,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	864,013
			1,852,463
		Diversified Financial Services: 13.4%
705,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	729,675
900,000	#, C	Biomet, Inc., 10.000%, due 10/15/17	922,500
600,000	#, C	Biomet, Inc., 11.625%, due 10/15/17	594,000
780,000	#, C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	698,100
265,000		Ford Motor Credit Co., 7.800%, due 06/01/12	232,523
455,000		Ford Motor Credit Co., 7.993%, due 01/13/12	382,503
1,030,000		Ford Motor Credit Co., 9.693%, due 04/15/12	1,013,175
1,795,000		Ford Motor Credit Co., 9.875%, due 08/10/11	1,699,005
365,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	294,772
1,480,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,267,117
830,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 9.750%, due 04/01/17	827,925
700,000	#, C	Hawker Beechcraft Acquisition Co., LLC / Hawker Beechcraft Notes Co., 8.875%, due 04/01/15	694,750
670,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	726,950
600,000	C	JP Morgan Chase Capital XVIII, 6.950%, due 08/17/36	571,622
535,000	#, C	KAR Holdings, Inc., 8.750%, due 05/01/14	494,875
980,000	#, C	Local TV Finance, LLC, 9.250%, due 06/15/15	940,800
665,000	#, C	Nuveen Investments, Inc., 10.500%, due 11/15/15	665,831
1,046,922	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	1,015,515
670,000	#, C	PNA Intermediate Holding Corp., 11.869%, due 02/15/13	609,700
755,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	780,481
830,000	C	Residential Capital Corp., 7.875%, due 06/30/10	535,350

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$405,000	C	Residential Capital Corp., 8.375%, due 06/30/15	$247,050
380,000	C	Residential Capital, LLC, 7.500%, due 02/22/11	238,450
500,000	#, C	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	485,000
950,000	C	Universal City Florida Holding Co. I/II, 9.661%, due 05/01/10	954,750
			17,622,419
		Electric: 5.1%
610,000	#, C	AES Corp., 8.000%, due 10/15/17	626,775
309,000	#, C	AES Corp., 8.750%, due 05/15/13	324,064
715,000	C	Edison Mission Energy, 7.000%, due 05/15/17	706,063
545,000	#, C	Energy Future Holdings, 10.875%, due 11/01/17	550,450
708,100	C	Homer City Funding, LLC, 8.734%, due 10/01/26	775,370
590,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	623,925
165,035	C	Midwest Generation, LLC, 8.300%, due 07/02/09	167,511
371,486	C	Midwest Generation, LLC, 8.560%, due 01/02/16	396,561
660,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	664,950
350,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	348,250
395,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	393,025
1,085,000	#, C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	1,079,575
			6,656,519
		Entertainment: 3.0%
1,125,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	1,189,688
315,000	+, C	Marquee Holdings, Inc., 12.000%, due 08/15/14	253,575
525,000	#, C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	530,250
50,000	#, C	Pinnacle Entertainment, Inc., 7.500%, due 06/15/15	45,625
885,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	898,275
455,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	443,625
670,000	C	Warner Music Group, 7.375%, due 04/15/14	519,250
			3,880,288
		Environmental Control: 1.6%
1,280,000	C	Waste Services, Inc., 9.500%, due 04/15/14	1,254,400
865,000	C	WCA Waste Corp., 9.250%, due 06/15/14	884,463
			2,138,863
		Food: 0.9%
770,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	744,928
425,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	421,813
			1,166,741
		Forest Products & Paper: 5.0%
815,000	@@, C	Bowater Canada Finance, 7.950%, due 11/15/11	662,188
715,000	@@, C	Cascades, Inc., 7.250%, due 02/15/13	673,888
855,000	@@, C	Catalyst Paper Corp., 8.625%, due 06/15/11	713,925
785,000	C	Domtar Corp., 5.375%, due 12/01/13	712,388
760,000	C	Exopack Holding Corp., 11.250%, due 02/01/14	748,600
140,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	136,850
740,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	680,800
1,015,000	C	NewPage Corp., 12.000%, due 05/01/13	1,053,063
270,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 8.661%, due 08/01/14	264,600
685,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	695,275
250,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	255,000
			6,596,577
		Healthcare — Products: 1.6%
1,190,000	C	Accellent, Inc., 10.500%, due 12/01/13	1,005,550
520,000	C	Advanced Medical Optics, Inc., 7.500%, due 05/01/17	481,000
590,000	#, C	Bausch & Lomb, Inc., 9.875%, due 11/01/15	600,325
			2,086,875
		Healthcare — Services: 6.0%
690,000	C	Centene Corp., 7.250%, due 04/01/14	676,200
665,000	C	DaVita, Inc., 7.250%, due 03/15/15	669,988
1,665,000	C	HCA, Inc., 9.250%, due 11/15/16	1,752,413
1,380,000	C	HCA, Inc., 9.625%, due 11/15/16	1,462,800
830,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	832,075
1,020,000	C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	1,032,750
725,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	719,563
785,000	C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	769,300
			7,915,089
		Holding Companies — Diversified: 0.5%
750,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	708,750
			708,750
		Home Builders: 0.4%
892,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15	539,660
			539,660
		Home Furnishings: 0.3%
445,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	453,900
			453,900
		Household Products/Wares: 1.3%
925,000	C	American Achievement Corp., 8.250%, due 04/01/12	906,500
905,000	+, C	Visant Holding Corp., 10.500%, due 12/01/13	850,700
			1,757,200
		Iron/Steel: 0.2%
260,000	#, C	Metals USA Holdings Corp., 10.681%, due 07/01/12	214,500
			214,500
		Leisure Time: 1.4%
1,005,000	@@, C	NCL Corp., 10.625%, due 07/15/14	1,003,744

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Leisure Time (continued)
$740,000	C	Travelport, LLC, 11.875%, due 09/01/16	$792,725
			1,796,469
		Lodging: 2.4%
1,000,000		Green Valley Ranch Gaming, 8.610%, due 09/06/14	947,500
785,000		Harrah’s Operating Co., Inc., 6.500%, due 06/01/16	585,694
590,000	C	MGM Mirage, 7.500%, due 06/01/16	587,050
700,000	#, C	Seminole Hard Rock Entertainment, Inc., 7.491%, due 03/15/14	672,000
440,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	332,200
			3,124,444
		Media: 10.9%
540,000	C	American Media Operations, Inc., 10.250%, due 05/01/09	462,375
313,000	C	CCH I Holdings, LLC, 11.000%, due 10/01/15	255,095
255,000	C	CCH I, LLC, 11.000%, due 10/01/15	209,100
1,084,000	C	Charter Communications Holdings II, LLC, 10.250%, due 10/01/13	1,043,350
525,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	510,563
445,000		CSC Holdings, Inc., 7.625%, due 04/01/11	446,113
10,000		CSC Holdings, Inc., 8.125%, due 07/15/09	10,188
495,000	C	Dex Media, Inc., 8.000%, due 11/15/13	467,775
1,074,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	1,119,645
1,480,000	C	Idearc, Inc., 8.000%, due 11/15/16	1,365,300
595,000	+, C	Insight Communications Co., Inc., 12.250%, due 02/15/11	620,781
785,000	#, C	ION Media Networks, Inc., 11.493%, due 01/15/13	774,206
690,000		Liberty Media, LLC, 8.250%, due 02/01/30	665,602
910,000	C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	811,038
750,000	+, C	Nexstar Finance Holdings, LLC, Discount Note, due 04/01/13	747,188
1,070,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	1,001,788
750,000	C	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	770,625
545,000	@@, #, C	Quebecor Media, Inc., 7.750%, due 03/15/16	525,925
1,170,000	C	Radio One, Inc., 6.375%, due 02/15/13	972,563
700,000	#, C	TL Acquisitions, Inc., 10.500%, due 01/15/15	666,750
625,000	#, C	Univision Communications, Inc., 9.750%, due 03/15/15	572,656
350,000	C	Vertis, Inc., 9.750%, due 04/01/09	323,750
			14,342,376
		Mining: 1.3%
954,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	1,025,550
805,000	#, C	Noranda Aluminium Acquisition Corp., 8.738%, due 05/15/15	680,225
			1,705,775
		Miscellaneous Manufacturing: 2.6%
540,000	C	Harland Clarke Holdings Corp., 9.500%, due 05/15/15	469,800
246,000	C	Indalex Holding Corp., 11.500%, due 02/01/14	217,710
760,000	C	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	756,200
835,000		Rexnord Corp., 11.598%, due 03/02/13	813,081
755,000	C	Sally Holdings, LLC, 9.250%, due 11/15/14	751,225
440,000	C	Sally Holdings, LLC, 10.500%, due 11/15/16	435,600
			3,443,616
		Oil & Gas: 5.7%
440,000	#, C	Chaparral Energy, Inc., 8.875%, due 02/01/17	399,300
900,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	884,250
405,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	411,075
1,155,000	C	Energy Partners Ltd., 9.750%, due 04/15/14	1,097,250
705,000	#, C	Forest Oil Corp., 7.250%, due 06/15/19	712,050
565,000	@@, #, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	505,675
690,000	#, C	Hilcorp Energy I LP, 7.750%, due 11/01/15	681,375
525,000	C	McMoRan Exploration Co., 11.875%, due 11/15/14	529,594
670,000	@@, #, C	OPTI Canada, Inc., 8.250%, due 12/15/14	666,650
600,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	634,500
150,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	144,000
800,000	C	Venoco, Inc., 8.750%, due 12/15/11	796,000
			7,461,719
		Oil & Gas Services: 0.4%
510,000	#, C	Key Energy Services, Inc., 8.375%, due 12/01/14	524,025
			524,025
		Packaging & Containers: 1.1%
695,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	653,300
775,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	767,250
			1,420,550
		Pipelines: 0.5%
720,000	C	El Paso Corp., 7.000%, due 06/15/17	724,347
			724,347
		Retail: 4.1%
785,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	596,600
1,130,000	C, W	General Nutrition Centers, Inc., 10.009%, due 03/15/14	1,073,500
815,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	852,694
815,000	C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	844,544
730,000	C	NPC International, Inc., 9.500%, due 05/01/14	657,000
775,000	C	Rite Aid Corp., 7.500%, due 03/01/17	686,844
168,000	C	Rite Aid Corp., 9.375%, due 12/15/15	140,280
717,000	C	Rite Aid Corp., 9.500%, due 06/15/17	596,903
			5,448,365
		Software: 1.2%
810,000	#, C	Open Solutions, Inc., 9.750%, due 02/01/15	742,163
945,000	C	Vangent, Inc., 9.625%, due 02/15/15	815,063
			1,557,226

			PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund			as of December 31, 2007 (Unaudited) (continued)
Principal Amount				Value
			Telecommunications: 7.7%
$717,000	C		Centennial Cellular Operating Co., 10.125%, due 06/15/13	$756,435
390,000	C		Centennial Communications Corp., 10.000%, due 01/01/13	407,550
380,000	C		Citizens Communications Co., 9.000%, due 08/15/31	380,950
885,000	#, C		Cricket Communications, Inc., 9.375%, due 11/01/14	834,113
150,000	@@, C		Intelsat Bermuda Ltd., 8.886%, due 01/15/15	151,125
1,185,000	@@, C		Intelsat Bermuda Ltd., 11.250%, due 06/15/16	1,229,438
610,000	C		Intelsat Corp., 9.000%, due 06/15/16	617,625
970,000	@@, C		Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	979,700
810,000	C		iPCS, Inc., 8.161%, due 05/01/14	753,300
790,000	C		MetroPCS Wireless, Inc., 9.250%, due 11/01/14	746,550
1,455,000	C		Rural Cellular Corp., 8.124%, due 06/01/13	1,484,100
950,000	C		SunCom Wireless Holdings, Inc., 8.500%, due 06/01/13	988,000
300,000	C		West Corp., 9.500%, due 10/15/14	295,500
570,000	C		Windstream Corp., 7.000%, due 03/15/19	545,775
				10,170,161
			Transportation: 0.5%
690,000	#, C		Bristow Group, Inc., 7.500%, due 09/15/17	696,900
				696,900
			Total Corporate Bonds/Notes
			(Cost $132,914,969)	127,510,445

Shares				Value
COMMON STOCK: 0.0%
			Agriculture: 0.0%
17,906			North Atlantic Trading Co.	$18
				18
			Telecommunications: 0.0%
264	@@		Completel Europe NV	13,314
				13,314

			Total Common Stock
			(Cost $210,181)	13,332
PREFERRED STOCK: 0.0%
			Media: 0.0%
1	P		ION Media Networks, Inc.	7,009
			Total Preferred Stock
			(Cost $8,676)	7,009
WARRANTS: 0.0%
			Building Materials: 0.0%
3,100	@, #		Dayton Superior Corp.	31
				31
			Commercial Services: 0.0%
92,950			Comforce Corp.	930
				930
			Communications: 0.0%
500	@@, #		GT Group Telecom, Inc.	—
				—
			Total Warrants
			(Cost $—)	961

			Total Long-Term Investments
			(Cost $133,133,826)	127,531,747
SHORT-TERM INVESTMENTS: 0.4%
			Mutual Fund: 0.2%
275,000	**		ING Institutional Prime Money Market Fund	275,000

			Total Mutual Fund
			(Cost $275,000)	275,000

Principal Amount				Value
			Repurchase Agreement: 0.2%
$265,000			Repurchase Agreement dated 12/31/07, 4.250%, due 01/02/08, $265,053 to be received upon repurchase (Collateralized by $225,000, 6.250%, Market Value plus accrued interest $272,054, due 07/15/32)	$265,000

			Total Repurchase Agreement
			(Cost $265,000)	265,000

			Total Short-Term Investments
			(Cost $540,000)	540,000
			Total Investments in Securities
		(Cost $133,673,826)*	97.4%	$128,071,747
		Other Assets and Liabilities — Net	2.6	3,416,712
		Net Assets	100.0%	$131,488,459

@	Non-income producing security
@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
W	When-issued or delayed delivery security
**	Investment in affiliate

*	Cost for federal income tax purposes is $133,872,661.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$814,243
	Gross Unrealized Depreciation	(6,615,157)
	Net Unrealized Depreciation	$(5,800,914)

ING High Yield Bond Fund Credit Default Swap Agreements Outstanding on December 31, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS AG	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	1,000,000	$(15,724)
Lehman Brothers Special Financing Inc.	Harrah’s Operating Co., Inc. 5.625%, 06/01/15	Sell	0.600	03/20/08	USD	3,000,000	(12,946)
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)	06/20/14	USD	2,000,000	259,672
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	900,000	(62,447)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	900,000	178,368
Citibank N.A., New York	Simon Property Group LP 6.350%, 08/28/12	Buy	(0.380)	09/20/12	USD	1,000,000	32,311
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	900,000	3,673
							$382,908

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of December 31, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 0.6%
$1,000,000		Rabobank Nederland NV, 5.400%, due 01/16/08	$999,950
1,000,000		Royal Bank of Scotland, 5.400%, due 01/11/08	999,957
1,000,000		Societe Generale, 5.400%, due 01/09/08	999,949
1,000,000		UBS AG, 5.400%, due 01/04/08	999,983

		Total Certificates of Deposit
		(Cost $3,999,839)	3,999,839
COMMERCIAL PAPER: 10.5%
1,800,000	#	ASB Finance Ltd., 4.830%, due 01/22/08	1,794,929
1,500,000		Cafco, LLC, 5.620%, due 03/07/08	1,484,545
2,000,000		Ciesco LP, 5.090%, due 02/08/08	1,989,254
16,708,000		Concord Minutemen Capital Co., LLC, 5.130%, due 04/11/08	16,480,947
10,000,000		Crown Point Capital Co., 5.100%, due 04/16/08	9,849,833
500,000		General Electric Capital Corp., 5.200%, due 01/29/08	497,978
2,980,000	#	Old Line Funding, LLC, 4.830%, due 01/10/08	2,976,402
1,000,000		Thunder Bay Funding, LLC, 5.150%, due 01/11/08	998,569
9,250,000		Tulip Funding Corp., 5.200%, due 02/20/08	9,182,226
15,000,000		Windmill Funding Corp., 5.050%, due 01/04/08	14,995,832
5,452,000		Yorktown Capital, LLC, 4.860%, due 02/04/08	5,418,155

		Total Commercial Paper
		(Cost $65,668,670)	65,668,670
CORPORATE BONDS/NOTES: 74.9%
4,500,000		Allstate Life Global Funding Trusts, 4.895%, due 08/27/08	4,500,417
5,000,000		American Express Bank FSB, 5.038%, due 10/16/08	4,992,202
5,000,000		American Express Credit Corp., 4.949%, due 08/20/08	5,000,055
1,350,000		American Express Credit Corp., 5.038%, due 01/15/08	1,350,005
2,000,000		American Express Credit Corp., 5.394%, due 05/16/08	1,982,525
21,000,000	#	American General Finance Corp., 5.088%, due 09/12/08	21,004,139
8,025,000	C	American International Group, Inc., 5.390%, due 05/15/08	7,950,281
2,000,000	@@, #	ANZ National International Ltd., 5.302%, due 05/16/08	1,992,586
3,500,000	@@, #	Banco Santander Totta SA, 5.038%, due 08/15/08	3,500,098
2,020,000		Bank of New York Mellon Corp., 5.411%, due 02/15/08	2,015,968
3,750,000		Bank One Corp., 5.384%, due 08/01/08	3,762,780
3,600,000	@@	Banque Nationale de Paris, 4.540%, due 07/03/08	3,598,550
1,763,000		Bear Stearns Cos., Inc., 4.554%, due 07/02/08	1,740,750
500,000		Bear Stearns Cos., Inc., 4.915%, due 08/28/08	500,000
2,400,000		Bear Stearns Cos., Inc., 5.128%, due 01/15/08	2,400,109
2,515,000		Bear Stearns Cos., Inc., 5.161%, due 04/29/08	2,516,161
16,095,000		Bear Stearns Cos., Inc., 5.254%, due 01/31/08	16,076,965
10,000,000		Canadian Imperial Bank of Commerce, 4.360%, due 02/14/08	10,000,425
10,000,000		Canadian Imperial Bank of Commerce, 4.896%, due 08/22/08	10,001,264
1,000,000		Caterpillar Financial Services Corp., 4.939%, due 02/11/08	1,000,088
5,000,000		Citigroup Funding, Inc., 4.360%, due 03/14/08	5,000,413
5,000,000		Citigroup Funding, Inc., 4.360%, due 10/03/08	4,990,941
9,000,000		Credit Suisse Group, 4.320%, due 03/14/08	8,999,863
1,000,000	C	Credit Suisse Group, 4.755%, due 01/15/08	999,797
1,100,000		Credit Suisse Group., 5.234%, due 06/02/08	1,100,366
11,500,000		Credit Suisse Group, 5.276%, due 12/09/08	11,495,419
9,000,000		Credit Suisse Group, 4.320%, due 03/14/08	8,999,863
10,000,000	@@, #	Danske Bank A/S, 4.919%, due 08/19/08	9,999,516
22,000,000		Deutsche Bank AG, 4.941%, due 06/19/08	22,002,602
1,000,000		General Electric Capital Corp., 4.420%, due 01/27/09	993,100
3,547,000		General Electric Capital Corp., 5.290%, due 01/03/08	3,547,010
6,000,000	#	Goldman Sachs Group, Inc., 5.098%, due 09/12/08	6,001,856
3,000,000		Goldman Sachs Group, Inc., 5.111%, due 07/29/08	2,989,469
10,000,000		Goldman Sachs Group, Inc., 5.268%, due 04/11/08	10,000,000
1,500,000		Goldman Sachs Group, Inc., 5.460%, due 02/26/08	1,501,014
1,500,000	@@, #	HBOS Treasury Services PLC, 4.954%, due 06/24/08	1,500,000
5,470,000		HSBC Finance Corp., 4.550%, due 09/06/08	5,469,968
13,000,000		HSBC Finance Corp., 5.312%, due 06/17/08	13,061,728
1,000,000		HSBC Finance Corp., 5.316%, due 01/15/08	999,741
4,300,000		HSBC Finance Corp., 5.368%, due 03/11/08	4,289,862
2,500,000		HSBC Finance Corp., 5.371%, due 02/15/08	2,501,387
2,000,000		JPMorgan Chase & Co., 5.309%, due 05/01/08	1,989,032
1,700,000		Lehman Brothers Holdings, Inc., 4.733%, due 04/02/08	1,699,697
2,000,000		Lehman Brothers Holdings, Inc., 4.875%, due 05/29/08	2,000,358
5,000,000		Lehman Brothers Holdings, Inc., 5.092%, due 05/29/08	5,000,785
4,491,000		Lehman Brothers Holdings, Inc., 5.248%, due 01/22/08	4,487,797
4,850,000		Lehman Brothers Holdings, Inc., 5.455%, due 08/07/08	4,794,814

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund (1)	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$3,600,000		Lehman Brothers Holdings, Inc., 5.794%, due 02/01/08		$3,603,403
2,000,000	#	MBIA Global Funding, LLC, 4.315%, due 03/14/08		2,000,000
5,000,000	#	MBIA Global Funding, LLC, 4.370%, due 02/15/08		5,000,250
2,000,000	#	MBIA Global Funding, LLC, 5.308%, due 01/11/08		2,000,049
4,066,000		MBNA Corp., 5.308%, due 05/05/08		4,071,863
20,500,000		Merrill Lynch & Co., Inc., 4.980%, due 08/22/08		20,496,584
4,500,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08		4,477,906
13,000,000		Morgan Stanley, 4.650%, due 09/03/08		13,006,397
6,200,000		Morgan Stanley, 4.725%, due 09/03/08		6,202,185
5,000,000		Morgan Stanley, 5.114%, due 04/25/08		5,000,772
4,500,000		Morgan Stanley, 5.270%, due 05/14/08		4,506,703
4,870,000		Morgan Stanley, 5.334%, due 01/18/08		4,870,321
15,250,000		Royal Bank of Canada, 3.744%, due 01/22/08		15,249,185
4,500,000		Royal Bank of Canada, 4.305%, due 04/02/08		4,499,853
3,100,000		Royal Bank of Scotland-New York, 4.540%, due 07/03/08		3,098,760
9,000,000	@@, #	Royal Bank of Scotland Group PLC, 4.942%, due 08/20/08		9,001,409
2,300,000	@@, #	Royal Bank of Scotland Group PLC, 5.259%, due 04/11/08		2,300,183
22,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.875%, due 02/06/08		22,000,587
4,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.970%, due 09/19/08		3,995,480
4,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 5.092%, due 10/21/08		3,989,304
6,100,000		Societe Generale, 4.815%, due 03/26/08		6,099,451
2,000,000		SunTrust Bank, 4.809%, due 04/02/08		2,000,530
1,000,000		SunTrust Bank, 4.845%, due 01/28/08		1,000,001
6,000,000		SunTrust Bank, 5.133%, due 06/12/08		5,999,241
7,325,000		SunTrust Bank, 5.357%, due 06/01/08		7,357,947
1,900,000		Toyota Motor Credit Corp., 3.714%, due 03/17/08		1,899,683
2,700,000		Toyota Motor Credit Corp., 3.714%, due 03/24/08		2,699,500
15,000,000		Toyota Motor Credit Corp., 4.340%, due 06/16/08		14,996,169
4,000,000		US Bancorp., 4.984%, due 03/15/08		3,984,871
2,655,000		US Bank NA, 5.358%, due 03/17/08		2,648,216
1,000,000		Wachovia Bank NA, 4.926%, due 10/17/08		1,015,473
2,000,000		Wachovia Bank NA, 5.186%, due 08/15/08		1,985,940
1,500,000		Wachovia Corp., 4.905%, due 10/28/08		1,499,449
14,000,000		Washington Mutual Bank, 5.239%, due 04/18/08		13,991,886
9,000,000	#	Wells Fargo & Co., 5.108%, due 09/12/08		9,002,937
2,000,000		Westpac Banking Corp., 5.203%, due 01/15/08		1,999,976
		Total Corporate Bonds/Notes
		(Cost $469,854,230)		469,854,230

REPURCHASE AGREEMENT: 15.5%
96,988,000		Deutsche Bank Repurchase Agreement dated 12/31/07, 4.250%, due 01/02/08, $97,010,900 to be received upon repurchase (Collateralized by $95,416,000 Various U.S. Government Agencies, Discount Note - 6.625%, Market Value $98,927,875, due 01/04/08 - 09/15/09).		96,988,000
		Total Repurchase Agreement
		(Cost $96,988,000)		96,988,000
		Total Investments in Securities
		(Cost $636,510,739)*	101.4%	$636,510,739
		Other Assets and Liabilities — Net	(1.4)	(8,824,554)
		Net Assets	100.0%	$627,686,185

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES: 25.8%
			Aerospace/Defense: 0.3%
	$4,120,000	C, S	United Technologies Corp., 5.375%, due 12/15/17	$4,163,903
				4,163,903
			Airlines: 0.6%
	5,679,000	C, S	Delta Airlines, Inc., 7.570%, due 11/18/10	5,742,182
	1,742,000	S	United AirLines, Inc., 6.932%, due 09/01/11	2,072,980
				7,815,162
			Auto Manufacturers: 0.2%
	2,749,225	S	Ford Motor Co., 8.597%, due 11/29/13	2,550,844
				2,550,844
			Banks: 6.6%
	3,050,000	@@, C, S	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	2,464,055
	4,915,000	C, L	BAC Capital Trust XIV, 5.630%, due 12/31/49	4,365,552
	349,076	@@, #, S	Banco Itau SA, 5.720%, due 09/20/08	345,585
	2,344,000	@@, #, C, S	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	2,329,702
	3,030,000	L	Bank of America Corp., 5.750%, due 12/01/17	3,042,635
	1,190,000	@@, C, S	Bank of Ireland, 5.188%, due 12/29/49	969,850
	540,000	@@, C, S, L	Bank of Scotland PLC, 5.125%, due 12/31/49	424,698
	177,000	C, S	BankAmerica Capital II, 8.000%, due 12/15/26	185,808
	1,450,000	@@, C, S	Barclays Bank PLC, 5.563%, due 12/31/49	1,152,750
	1,304,000	@@, #, C, S	Barclays Bank PLC, 5.926%, due 12/15/16	1,215,401
	3,791,000	@@, #, S	Barclays Bank PLC, 6.050%, due 12/04/17	3,826,950
	320,000	@@, C, S	Barclays O/S Inv, 5.063%, due 05/19/08	198,400
	245,000	@@, C	Barclays O/S Inv, 5.063%, due 11/01/49	151,900
	2,170,000	@@, C, S, L	BNP Paribas, 5.238%, due 09/29/49	1,828,726
	4,070,000	@@, #, C, S	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	3,747,786
	1,100,000	@@, #, C, S	Danske Bank A/S, 5.914%, due 12/29/49	1,042,153
	670,000	@@, C, S	Den Norske Bank ASA, 5.375%, due 11/29/49	539,350
	2,584,000	#, C, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,642,432
	1,228,000	@@, #, C, S	HBOS Treasury Services PLC, 5.375%, due 11/29/49	1,120,831
	3,370,000	@@, C, S	Hongkong & Shanghai Banking Corp., Ltd., 5.250%, due 07/29/49	2,493,800
	3,460,000	@@, C, S	HSBC Bank PLC, 4.913%, due 06/29/49	2,716,100
	2,390,000	@@, C, S	HSBC Bank PLC, 5.000%, due 06/29/49	1,876,150
	2,630,000	@@, C, S, L	Lloyds TSB Bank PLC, 5.125%, due 06/29/49	2,125,566
	2,080,000	@@, C	Lloyds TSB Bank PLC, 5.313%, due 11/29/49	1,653,600
	2,370,000	@@, C, L	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	1,907,850
	1,116,000	@@, #, C, S	Lloyds TSB Group PLC, 6.267%, due 11/13/49	1,014,087
	2,575,000	@@, C, S	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	2,602,527
	590,000	@@, C	National Westminster Bank PLC, 5.563%, due 08/29/49	454,719
	320,000	@@, C, L	National Westminster Bank PLC, 6.250%, due 11/29/49	247,600
	1,975,000	#, C, S	Rabobank Capital Funding II, 5.260%, due 12/29/49	1,842,379
	1,926,000	#, C, S	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	1,726,755
	1,767,000	C, S	RBS Capital Trust I, 5.512%, due 09/30/49	1,626,630
	3,156,000	@@, #, C, S	Resona Bank Ltd., 5.850%, due 09/29/49	2,938,672
	4,330,000	@@, C, S	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	3,225,850
	1,090,000	@@, C, S	Societe Generale, 4.981%, due 11/29/49	897,213
	3,220,000	@@, C	Standard Chartered PLC, 4.974%, due 07/29/49	2,254,000
	1,060,000	@@, C, L	Standard Chartered PLC, 5.088%, due 12/29/49	763,200
	5,150,000	@@, C, L	Standard Chartered PLC, 5.125%, due 11/29/49	3,759,500
	520,000	@@, C, L	Standard Chartered PLC, 5.588%, due 01/29/49	369,200
	600,000	@@, #, C, S	Standard Chartered PLC, 6.409%, due 12/31/49	544,324
	500,000	@@, #, C, S	Standard Chartered PLC, 7.014%, due 07/30/49	474,840
	2,777,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	2,834,262
	1,137,000	C, S	SunTrust Preferred Capital I, 5.853%, due 12/31/49	1,004,254
	1,261,000	C, S	USB Capital IX, 6.189%, due 03/29/49	1,142,039
	1,626,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	1,639,504
	2,421,000	C, S	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,164,805
	4,107,000	L	Wells Fargo & Co., 5.625%, due 12/11/17	4,117,263
	1,340,000	@@, C, S	Westpac Banking Corp., 5.306%, due 09/30/49	1,095,806
	1,108,000	@@, #, C, S	Westpac Capital Trust IV, 5.256%, due 12/29/49	975,436
				84,082,495
			Beverages: 0.3%
BRL	3,283,000	@@, #, S	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	1,567,725
	$1,135,000	C, S	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	1,160,921
	1,615,000	S	PepsiCo, Inc., 4.650%, due 02/15/13	1,627,681
				4,356,327
			Chemicals: 0.4%
	720,000	S	Stauffer Chemical, Discount Note, due 04/15/10	651,290
	1,510,000	S	Stauffer Chemical, Discount Note, due 04/15/17	922,852
	1,230,000	S	Stauffer Chemical, Discount Note, due 04/15/18	709,341
	3,081,000	S	Union Carbide Corp., 7.750%, due 10/01/96	3,240,485
				5,523,968
			Diversified Financial Services: 7.5%
	6,842,000	@@, #, C, S	Aiful Corp., 4.450%, due 02/16/10	6,471,376
	527,000	@@, #, C, S	Alpine III, 5.428%, due 08/16/14	528,698
	527,000	@@, #, S	Alpine III, 5.828%, due 08/16/14	528,921
	789,000	@@, #, S	Alpine III, 7.628%, due 08/16/14	794,957
	1,348,000	@@, #, S	Alpine III, 10.878%, due 08/16/14	1,380,365
	1,700,000	S	American General Finance Corp., 6.900%, due 12/15/17	1,704,731

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
			Diversified Financial Services (continued)
	$7,897,000	#, S	Astoria Depositor Corp., 8.144%, due 05/01/21	$8,173,395
	2,781,000	#, C, S	Biomet, Inc., 11.625%, due 10/15/17	2,753,190
	1,969,000	L	Caterpillar Financial Services Corp., 4.850%, due 12/07/12	1,974,539
	2,418,000	S	Citigroup, Inc., 6.125%, due 11/21/17	2,488,342
	3,882,000	C, S	Citigroup, Inc., 8.300%, due 12/21/57	4,065,052
	2,340,000	#, C, S	Corestates Capital Trust I, 8.000%, due 12/15/26	2,422,665
	2,130,000	@@, S	Eksportfinans A/S, 5.125%, due 10/26/11	2,209,683
	1,245,000	@@, C, S	Financiere CSFB NV, 4.806%, due 03/29/49	989,775
	1,512,000	S	Ford Motor Credit Co., 7.993%, due 01/13/12	1,271,087
	3,513,000	S	Ford Motor Credit Co., 8.000%, due 12/15/16	2,988,467
	3,019,000	S	Ford Motor Credit Co., 9.693%, due 04/15/12	2,969,685
	2,252,000	C, S	Fund American Cos., Inc., 5.875%, due 05/15/13	2,259,427
	2,271,000	C, S	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	2,023,827
	1,190,000	C, S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	1,169,620
	1,818,000	#, C, S	HVB Funding Trust III, 9.000%, due 10/22/31	2,057,681
	2,961,000	S	John Deere Capital Corp., 4.950%, due 12/17/12	2,968,293
	3,679,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	3,746,240
	2,661,000	C, S	Lehman Brothers Holdings Capital Trust VIII, 5.911%, due 05/29/49	2,132,028
	3,618,000	#, C, S	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	3,258,544
	3,178,000	@@, #, S	Mantis Reef Ltd., 4.799%, due 11/03/09	3,224,863
	3,039,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	2,882,981
DKK	31	@@	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	6
	$1,296,000	@@, C	Paribas, 5.063%, due 12/31/49	1,083,017
	518,333	@@, #, C, S	Petroleum Export Ltd., 4.623%, due 06/15/10	510,466
	2,418,379	@@, #, C, S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	2,438,573
	4,088,362	#, C, S	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	3,883,943
	3,062,039	#, C, S	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	2,970,178
	349,141	#, S	Power Receivable Finance, LLC, 6.290%, due 01/01/12	364,825
	380,000	C, L	Residential Capital Corp., 8.375%, due 06/30/15	231,800
	2,457,000	C, S	Residential Capital, LLC, 8.000%, due 04/17/13	1,523,340
	3,821,000	C, S	Southern Star Central Corp., 6.750%, due 03/01/16	3,677,713
	3,792,000	@@, #, S	TNK-BP Finance SA, 7.500%, due 07/18/16	3,682,980
	13,940,228	#, S	Toll Road Investors Partnership II LP, Discount Note, due 02/15/45	2,011,700
	1,200,000	#, C, S	Twin Reefs Pass-Through Trust, 6.243%, due 12/10/49	782,484
	2,695,000	@@, C, S	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	2,731,795
	1,085,000	#, C, S	Wachovia Capital Trust V, 7.965%, due 06/01/27	1,130,851
				96,462,103
			Electric: 1.8%
	5,316,000	C, S	Commonwealth Edison Co., 6.950%, due 07/15/18	5,402,385
	657,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	759,018
	1,414,000	@@, #, C, S	Intergen NV, 9.000%, due 06/30/17	1,495,305
	655,235	#, C, S	Juniper Generation, LLC, 6.790%, due 12/31/14	681,549
	2,475,000	C, S	Nevada Power Co., 5.950%, due 03/15/16	2,465,951
	1,375,000	C, L	Nevada Power Co., 6.750%, due 07/01/37	1,428,204
	3,845,000	C, S	NorthWestern Corp., 5.875%, due 11/01/14	3,795,007
	3,224,000	C, S	Sierra Pacific Power Co., 6.250%, due 04/15/12	3,324,850
	1,195,000	#, S	White Pine Hydro Portfolio, LLC, 6.960%, due 07/10/37	1,239,916
	1,764,000	#, S	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	1,831,282
				22,423,467
			Energy — Alternate Sources: 0.4%
	1,800,000	S	Greater Ohio Ethanol, LLC, 8.864%, due 12/31/13	1,737,000
	2,200,000	S	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	2,011,625
	1,653,000	#, S	White Pine Hydro, LLC, 6.310%, due 07/10/17	1,733,805
				5,482,430
			Food: 0.3%
	2,374,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	2,396,612
	1,475,000	S	Kraft Foods, Inc., 6.875%, due 02/01/38	1,536,294
				3,932,906
			Gas: 0.8%
	2,984,000	@@, #, C, S	Nakilat, Inc., 6.067%, due 12/31/33	2,731,210
	607,000	#, C, S	Nakilat, Inc., 6.267%, due 12/31/33	553,585
	6,691,000	C, L	Southern Union Co., 7.200%, due 11/01/66	6,614,589
				9,899,384
			Healthcare — Products: 0.2%
	2,128,000	C, S	Baxter International, Inc., 6.250%, due 12/01/37	2,190,910
				2,190,910
			Insurance: 1.0%
	4,124,000	@@, C	Aegon NV, 5.399%, due 12/31/49	2,972,889
	3,169,000	S	American International Group, Inc., 5.850%, due 01/16/18	3,195,759
	2,207,000	#, C, S	Metlife Capital Trust IV, 7.875%, due 12/15/37	2,255,183
	817,000	#, C, S	North Front Pass-Through Trust, 5.810%, due 12/15/24	782,815
	1,508,000	S	Prudential Financial, Inc., 6.000%, due 12/01/17	1,504,557
	1,635,000	S	Prudential Financial, Inc., 6.625%, due 12/01/37	1,654,113
				12,365,316
			Media: 0.2%
	1,355,000	C, S	Dex Media West, LLC, 9.875%, due 08/15/13	1,412,588
	1,516,000	#, C, S	News America, Inc., 6.650%, due 11/15/37	1,568,869
				2,981,457
			Miscellaneous Manufacturing: 0.3%
	3,294,000	S	General Electric Co., 5.250%, due 12/06/17	3,293,269
				3,293,269
			Multi-National: 0.1%
	1,929,000	@@, S	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	1,866,576
				1,866,576

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas: 1.1%
$1,193,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	$1,156,689
796,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	849,625
2,402,000	@@, #, S	Pemex Project Funding Master Trust, 6.291%, due 06/15/10	2,441,633
2,087,000	@@, C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	2,210,204
2,147,000	@@, #, C, S	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	2,088,548
2,831,000	@@, C, S	Transocean, Inc., 6.000%, due 03/15/18	2,828,778
2,446,000	@@, C, S	Transocean, Inc., 6.800%, due 03/15/38	2,503,850
			14,079,327
		Pipelines: 0.7%
1,964,000	#, C, S	NGPL PipeCo, LLC, 7.119%, due 12/15/17	2,017,358
1,657,000	#, C, S	NGPL PipeCo, LLC, 7.768%, due 12/15/37	1,738,823
906,000	C, L	Northwest Pipeline Corp., 7.000%, due 06/15/16	969,420
1,590,000	C, S	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	1,571,561
913,000	@@, C, S	Trans - Canada Pipelines, 6.200%, due 10/15/37	909,572
1,262,000	C, S	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	1,301,438
			8,508,172
		Real Estate: 0.3%
1,146,000	C, S	Istar Financial, Inc., 5.150%, due 03/01/12	991,284
348,000	C, L	Istar Financial, Inc., 5.500%, due 06/15/12	302,655
930,000	C, S	Istar Financial, Inc., 5.850%, due 03/15/17	765,694
444,000	C, S	Liberty Property LP, 6.375%, due 08/15/12	463,740
1,583,000	C, S	Liberty Property LP, 7.750%, due 04/15/09	1,626,810
			4,150,183
		Regional Malls: 0.5%
423,000	C, S	Rouse Co., 7.200%, due 09/15/12	404,900
6,041,000	#, C, S	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	5,641,944
			6,046,844
		Retail: 1.4%
1,266,000	C, S	Darden Restaurants, Inc., 5.625%, due 10/15/12	1,288,140
1,928,000	@@, #, C, S	Marks & Spencer PLC, 7.125%, due 12/01/37	1,839,271
947,000	C, S	McDonald’s Corp., 5.800%, due 10/15/17	982,331
1,063,000	C, S	Nordstrom, Inc., 6.250%, due 01/15/18	1,090,257
1,473,000	C, S	Nordstrom, Inc., 7.000%, due 01/15/38	1,522,668
379,000	C, S	Rite Aid Corp., 9.375%, due 12/15/15	316,465
2,319,000	C, S	Rite Aid Corp., 9.500%, due 06/15/17	1,930,568
4,114,000	C, S	Target Corp., 6.500%, due 10/15/37	4,148,603
818,000	S	Wal-Mart Stores, Inc., 5.250%, due 09/01/35	728,067
3,832,000	S	Wal-Mart Stores, Inc., 6.500%, due 08/15/37	4,048,769
			17,895,139
		Savings & Loans: 0.1%
100,000	#, C, S	Washington Mutual IV, 9.750%, due 10/29/49	80,117
1,200,000	#, C, S	Washington Mutual Preferred Funding Delaware, 6.534%, due 03/15/11	742,681
			822,798
		Telecommunications: 0.5%
3,804,000	S	Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	3,981,179
214,000	C, S	Embarq Corp., 7.995%, due 06/01/36	226,173
1,937,000	@@, C, S	Rogers Wireless, Inc., 7.250%, due 12/15/12	2,101,690
			6,309,042
		Water: 0.2%
1,303,000	#, C, S	American Water Capital Corp., 6.085%, due 10/15/17	1,300,982
1,303,000	#, C, S	American Water Capital Corp., 6.593%, due 10/15/37	1,279,205
			2,580,187
		Total Corporate Bonds/Notes
		(Cost $341,492,046)	329,782,209
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.8%
		Federal Home Loan Bank: 0.3%
3,675,000	S	5.000%, due 10/13/11	3,833,804
			3,833,804
		Federal Home Loan Mortgage Corporation: 12.1%
8,442,000	S	Discount Note, due 03/15/31	2,719,801
1,159,216	C, S	4.500%, due 12/15/16	1,160,194
3,466,000	C, S	4.500%, due 02/15/20	3,325,399
322,339	C, S	4.586%, due 02/15/32	323,328
4,376,000	C, S	5.000%, due 12/11/12	4,396,296
4,395,711	C, S	5.000%, due 08/15/16	4,420,054
4,151,000	C, S	5.000%, due 12/15/17	4,167,727
890,000	C, S	5.000%, due 05/15/20	887,353
2,720,931	C, S	5.000%, due 08/15/21	2,732,231
3,588,000	C, S	5.000%, due 04/15/23	3,497,256
2,507,000	C, S	5.000%, due 09/15/31	2,398,020
951,000	C, S	5.000%, due 02/15/32	923,503
5,696,000	C, S	5.000%, due 03/15/32	5,535,078
4,276,000	C, S	5.000%, due 04/15/32	4,221,586
3,089,000	C, S	5.000%, due 08/15/32	3,039,525
4,508,000	C, S	5.000%, due 12/15/32	4,435,515
3,271,017	C, S	5.000%, due 02/15/35	3,248,517
546,525	S	5.001%, due 04/01/35	536,785
6,406,000	C, S	5.250%, due 03/15/12	6,443,379
8,082,146	C, S	5.378%, due 05/15/33	8,010,289
10,882,932	C, S	5.500%, due 08/15/20	10,630,435
1,673,000	C, S	5.500%, due 12/15/20	1,670,179
6,362,000	C, S	5.500%, due 11/15/22	6,432,537
3,957,000	C, S	5.500%, due 09/15/32	3,943,501
1,003,000	C, S	5.500%, due 10/15/32	996,000

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$893,000	C, S	5.500%, due 11/15/32	$878,117
2,888,000	C, S	5.500%, due 07/15/33	2,871,284
1,145,032	S	5.500%, due 06/01/36	1,131,575
14,992,000	W	5.500%, due 02/12/37	14,952,181
715,503	C, S	5.678%, due 04/15/32	721,966
6,815,321	C, S	6.000%, due 01/15/29	6,973,660
23,401,000	W	6.000%, due 02/01/34	23,726,414
12,578,000		6.500%, due 02/01/34	12,917,996
7,737	S	7.500%, due 11/01/28	8,287
			154,275,968
		Federal National Mortgage Association: 5.4%
2,550,645	S, ^	3.663%, due 02/17/29	235,750
386,709	S	3.826%, due 10/25/33	385,510
353,051	C, S	3.926%, due 01/25/32	353,317
312,125	S	4.389%, due 04/18/28	314,475
6,221,000	L	4.750%, due 11/19/12	6,444,888
24,538	C, S	4.750%, due 12/25/42	24,473
2,959,000	W	5.000%, due 02/15/20	2,960,388
2,788,379	S	5.000%, due 02/25/29	2,797,106
1,471,000	S	5.000%, due 10/25/33	1,441,238
3,498,272	S	5.000%, due 08/01/35	3,415,814
882,653	S	5.000%, due 10/01/35	861,848
2,675,521	S	5.000%, due 03/01/37	2,571,338
13,765,892	S	5.000%, due 08/01/37	13,229,857
1,058,723	S	5.037%, due 07/01/35	1,043,848
778,608	S	5.224%, due 08/01/35	773,742
3,240,000	C, S	5.400%, due 03/26/12	3,252,001
1,740,000	S	5.500%, due 05/25/30	1,732,136
4,609,111	S	5.500%, due 01/25/36	4,541,520
1,217,499	S	5.500%, due 07/01/36	1,204,333
4,596,998	S	5.500%, due 12/25/36	4,503,869
4,482,930	S	5.500%, due 02/25/37	4,508,841
307,711	S	5.500%, due 06/01/37	307,413
44,558	S	6.000%, due 08/01/16	45,676
3,911	S	6.000%, due 12/01/16	4,009
150,407	S	6.000%, due 03/01/17	154,180
1,300,813	S	6.000%, due 09/01/17	1,333,695
91,550	S	6.000%, due 11/01/17	93,847
2,267,000		6.000%, due 02/15/19	2,318,361
3,442,331	S	6.000%, due 07/25/29	3,533,082
1,890,446	S	6.000%, due 04/25/31	1,950,584
40,184	S	6.500%, due 07/01/29	41,646
1,853	S	6.500%, due 06/01/31	1,917
323,865	S	6.500%, due 07/01/31	336,323
10,155	S	6.500%, due 09/01/31	10,502
201,479	S	6.500%, due 11/01/31	208,377
102,114	S	6.500%, due 04/01/32	105,582
53,157	S	6.500%, due 08/01/32	54,962
22,170	S	6.500%, due 11/01/32	22,923
95,249	S	6.500%, due 01/01/33	98,485
79,094	S	6.500%, due 02/01/33	81,683
439,125	S	6.500%, due 12/01/33	453,501
101,450	S	7.000%, due 01/01/30	105,568
248,696	S	7.000%, due 06/01/31	262,355
8,792	S	7.500%, due 10/01/30	9,387
79,587	S	7.500%, due 02/01/32	85,103
305,532	C, S	7.500%, due 12/25/41	324,581
656,533	C, S	7.500%, due 01/25/48	686,819
			69,226,853
		Government National Mortgage Association: 0.0%
751,485	C, S, ^	4.169%, due 06/16/31	68,854
6,532	S	6.375%, due 04/20/28	6,605
1,196		6.500%, due 03/15/31	1,240
17,685	S	6.500%, due 08/15/31	18,339
35,236	S	6.500%, due 10/15/31	36,537
16,707	S	6.500%, due 11/15/31	17,324
14,303	S	6.500%, due 07/15/32	14,831
64,443	S	6.500%, due 09/15/32	66,823
50,403	S	7.000%, due 04/15/26	53,549
21,142	S	7.000%, due 05/15/32	22,418
52,397	S	7.500%, due 12/15/22	55,866
5,628	S	7.500%, due 10/15/26	6,013
9,227	S	7.500%, due 07/15/29	9,850
128		7.500%, due 11/15/30	137
19,890	S	7.500%, due 12/15/30	21,224
25,670	S	7.500%, due 12/15/31	27,391
48,600	S	7.500%, due 05/15/32	51,790
			478,791
		Total U.S. Government Agency Obligations
		(Cost $225,875,443)	227,815,416
U.S. TREASURY OBLIGATIONS: 23.4%
		U.S. Treasury Bonds: 2.4%
16,756,000	L	4.250%, due 11/15/17	17,053,168
3,000	L	4.750%, due 08/15/17	3,169

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		U.S. Treasury Bonds (continued)
$12,500,000	L	4.750%, due 02/15/37	$13,085,950
			30,142,287
		U.S. Treasury Notes: 18.6%
184,547,000	S, L	3.125%, due 11/30/09	184,806,658
40,266,000	L	3.375%, due 11/30/12	40,143,350
12,000,000	L	4.500%, due 05/15/10	12,404,064
			237,354,072
		Treasury Inflation Indexed Protected Securities: 2.4%
5,676,000	L	2.375%, due 04/15/11	6,229,651
5,690,000	L	2.375%, due 01/15/17	6,222,641
5,315,000	L	2.375%, due 01/15/25	6,186,796
9,369,000	L	3.875%, due 01/15/09	12,292,327
			30,931,415
		Total U.S. Treasury Obligations
		(Cost $297,225,545)	298,427,774
ASSET-BACKED SECURITIES: 2.9%
		Automobile Asset-Backed Securities: 0.0%
109,099	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	108,953
			108,953
		Credit Card Asset-Backed Securities: 0.2%
560,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	559,967
1,685,000	C, S	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	1,712,381
			2,272,348
		Home Equity Asset-Backed Securities: 1.0%
371,029	C, S	Freddie Mac Structured Pass-Through Securities, 3.626%, due 05/25/31	365,680
94,495	C, S	Freddie Mac Structured Pass-Through Securities, 3.676%, due 01/25/32	94,317
4,851,000	C, S	GSAA Trust, 5.242%, due 06/25/34	4,850,743
1,384,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	1,217,488
40,848	C, S	Merrill Lynch Mortgage Investors, Inc., 5.225%, due 07/25/34	39,687
3,905,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	3,715,787
226,970	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	225,907
266,654	C, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	265,705
102,040	C, S	Residential Asset Securities Corp., 3.976%, due 06/25/32	100,432
1,411,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	1,377,965
645,520	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	606,694
			12,860,405
		Other Asset-Backed Securities: 1.7%
31,433	C, S	Amortizing Residential Collateral Trust, 5.365%, due 05/25/32	28,093
6,821	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	6,638
283,097	C, S	Chase Funding Mortgage Loan, 5.165%, due 07/25/33	280,643
67,176	C, S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	66,965
2,871,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	2,816,297
2,831,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	2,797,580
1,456,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	1,436,663
1,188,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	1,134,725
1,355,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	1,317,733
403,836	C, S	Fannie Mae, 5.005%, due 04/25/35	403,928
2,720,000	#, C, S	Hudson Mezzanine Funding, 5.982%, due 06/12/42	68,000
1,269,283	C, S	Lehman XS Trust, 5.145%, due 08/25/35	1,233,578
1,865,853	C, S	Long Beach Mortgage Loan Trust, 5.195%, due 01/25/46	1,707,491
3,846,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.065%, due 01/25/37	3,631,769
989,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	981,813
147,281	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	145,429
367,500	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	366,326
698,000	C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	692,145
546,668	C, S	Residential Asset Mortgage Products, Inc., 3.646%, due 07/25/35	527,331
10,457	C, S	Residential Asset Mortgage Products, Inc., 5.485%, due 06/25/33	10,366
1,404,068	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	1,404,658
178,965	C, S	Structured Asset Securities Corp., 6.000%, due 03/25/34	178,726
			21,236,897
		Total Asset-Backed Securities
		(Cost $40,077,226)	36,478,603
COLLATERALIZED MORTGAGE OBLIGATIONS: 29.6%
352,102	C, S	ABN Amro Mortgage Corp., 3.876%, due 03/25/18	352,011
3,956,118	C, S	American Home Mortgage Assets, 5.708%, due 11/25/46	3,718,593
2,332,142	C, S	American Home Mortgage Assets, 5.788%, due 09/25/46	2,052,782
5,047,214	C, S	American Home Mortgage Investment Trust, 5.155%, due 11/25/45	4,801,682
3,074,621	#, S	Astoria Depositor Corp., 7.902%, due 05/01/21	3,197,606
4,895,929	C, S	Banc of America Alternative Loan Trust, 6.280%, due 11/25/21	5,085,461
3,406,826	C, S	Banc of America Alternative Loan Trust, 6.493%, due 04/25/37	3,406,277
58,577,480	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.292%, due 01/15/49	1,213,509
323,000	C, S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	320,697
110,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	108,843
1,609,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	1,597,474
1,114,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	1,107,262
1,772,689	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,778,421
2,210,000	C, S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	2,183,582
1,470,000	C, S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	1,351,590
270,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	283,342
4,622,075	C, S	Banc of America Funding Corp., 5.159%, due 06/20/47	4,051,296
5,276,983	C, S	Banc of America Funding Corp., 5.260%, due 09/20/35	5,110,070
8,158,671	C, S	Banc of America Funding Corp., 5.653%, due 06/20/37	7,950,508

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,449,919	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	$2,407,181
2,200,989	C, S	Banc of America Funding Corp., 5.843%, due 05/20/36	2,172,547
1,688,389	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	1,714,794
2,556,820	C, S	Banc of America Mortgage Securities, Inc., 5.177%, due 09/25/35	2,497,413
891,976	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	888,383
768,463	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	743,045
1,598,153	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,600,389
909,175	C, S	Bear Stearns Alternative-A Trust, 5.185%, due 07/25/34	907,413
391,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	387,375
696,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	692,635
2,537,000	S	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	2,372,597
586,086	C, S	Capco America Securitization Corp., 6.260%, due 10/15/30	588,998
456,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	460,218
1,821,902	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,885,071
5,185,390	C, S	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	5,190,483
3,090,226	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	3,091,987
4,377,026	C, S	Chaseflex Trust, 6.500%, due 02/25/37	4,400,276
252,472	C, S	Citicorp Mortgage Securities, Inc., 3.826%, due 03/25/33	248,709
1,719,518	C, S	Citigroup Mortgage Loan Trust, Inc., 5.612%, due 04/25/37	1,701,669
1,404,647	C, S	Citigroup Mortgage Loan Trust, Inc., 5.755%, due 08/25/47	1,393,976
3,452,187	C, S	Citigroup Mortgage Loan Trust, Inc., 5.940%, due 06/25/36	3,422,145
5,808,157	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	5,814,369
10,182,602	C, S	Citigroup Mortgage Loan Trust, Inc., 6.059%, due 08/25/36	10,305,156
1,112,822	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	1,125,176
1,093,000	C, S	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	1,079,640
61,547	C, S	Countrywide Alternative Loan Trust, 3.776%, due 02/25/33	60,684
593,025	C, S	Countrywide Alternative Loan Trust, 3.926%, due 04/25/33	591,432
212,077	C, S	Countrywide Alternative Loan Trust, 5.165%, due 02/25/35	208,950
6,578,269	C, S	Countrywide Alternative Loan Trust, 5.407%, due 10/25/35	6,573,840
2,684,495	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,590,388
2,348,955	C, S	Countrywide Alternative Loan Trust, 5.565%, due 09/25/36	2,346,902
2,739,869	C, S	Countrywide Alternative Loan Trust, 5.668%, due 11/25/46	2,467,526
1,448,430	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,444,002
501,066	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 3.876%, due 04/25/18	502,195
1,751,535	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.250%, due 10/25/35	1,645,214
441,717	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, due 07/25/37	443,562
474,910	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	462,751
394,741	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	386,554
975,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	970,683
7,513,319	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	7,590,550
651,503	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	669,888
5,230,897	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	5,111,581
489,099	C, S	First Horizon Asset Securities, Inc., 5.390%, due 10/25/35	488,006
1,831,305	C, S	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	1,830,306
923,000	C, S	First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	920,609
57,727,165	C, S, ^	GE Capital Commercial Mortgage Corp., 0.507%, due 06/10/48	882,764
1,038,795	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,028,540
698,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	694,552
483,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	484,953
329,573	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	334,394
1,485,098	C, S	GMAC Mortgage Corp. Loan Trust, 4.583%, due 10/19/33	1,449,221
3,646,806	C, S	GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	3,532,591
1,878,483	C, S	GMAC Mortgage Corp. Loan Trust, 5.461%, due 11/19/35	1,843,885
46,203,134	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.323%, due 03/10/39	989,745
2,451,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	2,456,809
1,393,000	C, S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	1,265,400
705,000	C, S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	632,741
564,000	C, S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	478,675
1,949,000	C, S	GS Mortgage Securities Corp. II, 5.627%, due 04/10/38	1,767,421
565,812	#, C, S	GSMPS Mortgage Loan Trust, 5.215%, due 01/25/35	559,323
568,399	C, S	GSR Mortgage Loan Trust, 3.876%, due 06/25/35	555,468
1,363,880	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	1,344,965
659,410	C, S	Harborview Mortgage Loan Trust, 5.315%, due 01/19/35	636,883
357,900	C, S	Homebanc Mortgage Trust, 5.295%, due 08/25/29	357,692
258,530	C, S	JPMorgan Alternative Loan Trust, 5.507%, due 01/25/36	256,057
163,886,701	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.046%, due 01/12/43	214,167
312,540	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	309,808
1,700,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	1,687,736
1,130,534	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	1,121,064
843,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	831,360
433,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	407,184
866,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	794,935
173,379	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	175,631
4,263,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,418,861
1,226,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	1,256,141
10,466,255	C, S	JPMorgan Mortgage Trust, 5.405%, due 11/25/35	10,247,879
11,960,380	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.485%, due 02/15/40	374,039
866,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	857,607
2,230,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	2,216,287
225,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	222,126
695,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	689,809
1,209,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	1,206,077
951,236	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	948,919
516,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	482,245
520,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	519,222

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,010,000	C, S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	$1,002,472
1,469,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	1,472,468
1,845,000	C, S	LB-UBS Commercial Mortgage Trust, 5.287%, due 04/15/40	1,744,991
2,747,000	C, S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	2,762,166
1,014,000	C, S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	899,292
721,000	C, S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	647,261
1,442,000	C, S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	1,271,588
6,432,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	6,767,027
4,721,527	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	4,978,986
1,618,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	1,628,247
48,160	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	48,041
301,260	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	302,536
37,067,278	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.177%, due 11/12/35	204,626
44,422,137	S, ^	Merrill Lynch Mortgage Trust, 0.212%, due 10/12/41	835,483
981,000	C, S	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	985,022
8,201,197	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.545%, due 08/12/48	307,747
625,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	557,576
696,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	609,818
629,862	C, S	MLCC Mortgage Investors, Inc., 3.696%, due 10/25/28	621,868
965,624	C, S	MLCC Mortgage Investors, Inc., 5.095%, due 04/25/29	948,615
313,879	C, S	MLCC Mortgage Investors, Inc., 5.185%, due 01/25/29	312,381
3,660,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	3,635,681
124,563	C, S	Morgan Stanley Capital I, 7.020%, due 03/15/32	126,269
215,176	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	211,463
1,621,000	C, S	New York Mortgage Trust, Inc., 5.649%, due 05/25/36	1,636,073
1,038,000	C, S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,104,937
2,236,793	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	2,196,277
5,167,750	C, S	RAAC Series, 5.250%, due 09/25/34	5,094,000
6,451,566	C, S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	5,811,230
472,637	C, S	Residential Funding Mortgage Sec I, 3.776%, due 11/25/17	470,981
396,896	C, S	Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09	412,927
439,090	C, S	Sequoia Mortgage Trust, 5.219%, due 01/20/35	427,900
580,331	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.175%, due 07/25/35	544,317
946,358	C, S	Structured Asset Mortgage Investments, Inc., 5.205%, due 04/19/35	941,680
3,088,410	C, S	Structured Asset Mortgage Investments, Inc., 7.148%, due 12/27/35	3,133,375
626,316	C, S	Thornburg Mortgage Securities Trust, 5.215%, due 12/25/33	622,412
1,988,433	C, S	Thornburg Mortgage Securities Trust, 5.235%, due 09/25/44	1,954,325
581,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	532,016
4,930,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	4,600,570
190,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.244%, due 07/15/42	190,821
2,028,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 3.795%, due 06/25/34	1,994,429
718,805	C, S	Washington Mutual Mortgage Pass-Through Certificates, 3.876%, due 01/25/18	720,533
472,386	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.175%, due 01/25/45	447,317
533,970	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.233%, due 06/25/44	526,263
987,178	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.265%, due 08/25/45	958,790
434,807	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.488%, due 02/25/47	405,876
1,727,519	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.488%, due 03/25/47	1,585,910
3,600,628	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.496%, due 01/25/37	3,569,062
342,457	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.548%, due 04/25/47	312,437
496,562	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.558%, due 04/25/47	457,083
9,404,950	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.558%, due 05/25/47	8,676,409
1,646,523	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.598%, due 07/25/47	1,520,332
1,575,219	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.628%, due 11/25/46	1,462,935
6,673,984	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.683%, due 06/25/37	6,665,400
8,301,870	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.700%, due 06/25/37	8,197,759
2,799,103	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.748%, due 09/25/46	2,600,069
6,773,110	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	6,739,667
144,960	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.758%, due 06/25/46	134,834
2,806,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.822%, due 10/25/36	2,836,208
5,186,690	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.877%, due 07/25/37	5,068,784
5,535,869	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.880%, due 07/25/37	5,528,112
808,795	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.883%, due 10/25/46	791,103
4,055,697	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.914%, due 07/25/37	4,040,428
1,628,882	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 06/25/34	1,645,123
2,901,323	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 07/25/36	2,894,824
1,870,157	C, S	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37	1,850,175
956,452	C, S	Wells Fargo Alternative Loan Trust, 6.250%, due 11/25/37	940,231
3,223,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	3,200,066
2,160,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,086,211
1,799,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.790%, due 07/25/34	1,772,100
1,826,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.818%, due 07/25/34	1,776,276
1,875,552	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.892%, due 08/25/34	1,840,853
4,439,295	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.110%, due 03/25/36	4,324,325
5,901,330	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	5,789,487
2,615,188	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	2,562,809
4,410,885	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	4,322,544
8,695,603	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.650%, due 12/25/36	8,551,478
3,649,826	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.940%, due 11/25/36	3,690,482
3,229,223	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.950%, due 10/25/36	3,265,995
4,867,299	C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	4,910,447
		Total Collateralized Mortgage Obligations
		(Cost $383,603,140)	377,820,081

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
MUNICIPAL BONDS: 0.5%
			California: 0.2%
$2,654,000	C, S		City of San Diego, 7.125%, due 06/01/32	$2,427,640
				2,427,640
			Michigan: 0.3%
4,620,000	S		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	4,296,739
				4,296,739
			Total Municipal Bonds
			(Cost $7,304,417)	6,724,379

Shares				Value
PREFERRED STOCK: 1.0%
			Banks: 0.2%
105,400	@@, P, S		Santander Finance	$1,992,060
				1,992,060
			Diversified Financial Services: 0.3%
76,000	P, S		Deutsche Bank Capital Trust II	1,642,360
125,050	P, L		Merrill Lynch & Co., Inc.	2,188,375
				3,830,735
			Insurance: 0.5%
140,557	@@, P, S		Aegon NV	2,776,001
54,306	@@, P, S		Aegon NV - Series 1	963,932
126,650	P, S		Metlife, Inc.	2,766,036
				6,505,969
			Sovereign: 0.0%
26,900	P, L		Fannie Mae	611,975
				611,975
			Total Preferred Stock
			(Cost $16,447,389)	12,940,739
WARRANTS: 0.0%
			Communications: 0.0%
20			American Tower Corp.	11,960
			Total Warrants
			(Cost $1,502)	11,960
			Total Long-Term Investments
			(Cost $1,312,026,708)	1,290,001,161
SHORT-TERM INVESTMENTS: 27.3%
		Mutual Fund: 1.5%
19,700,000	**, S	ING Institutional Prime Money Market Fund		19,700,000

		Total Mutual Fund
		(Cost $19,700,000)		19,700,000

Principal Amount				Value
		Repurchase Agreement: 0.2%
$2,530,000	S	Repurchase Agreement dated 12/31/07, 4.150%, due 01/02/08, $2,530,583 to be received upon repurchase (Collateralized by $2,358,000, 5.750%, Market Value plus accrued interest $2,581,170, due 01/15/12).		$2,530,000
		Total Repurchase Agreement
		(Cost $2,530,000)		2,530,000

		Securities Lending Collateral(cc): 25.6%
327,075,086		Bank of New York Mellon Corp. Institutional Cash Reserves		327,075,086
		Total Securities Lending Collateral
		(Cost $327,075,086)		327,075,086
		Total Short-Term Investments
		(Cost $349,305,086)		349,305,086
		Total Investments in Securities
		(Cost $1,661,331,794)*	128.3%	$1,639,306,247
		Other Assets and Liabilities — Net	(28.3)	(362,071,360)
		Net Assets	100.0%	$1,277,234,887

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at December 31, 2007.
**	Investment in affiliate
^	Interest Only (IO) Security
BRL	Brazilian Real
DKK	Danish Krone
*	Cost for federal income tax purposes is $1,662,456,978
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$7,252,225
	Gross Unrealized Depreciation	(30,402,956)
	Net Unrealized Depreciation	$(23,150,731)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

At December 31, 2007 the following forward currency contracts were outstanding for the ING Intermediate Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
EURO
EUR	Buy	1/14/08	12,571,395	12,553,187	$(18,209)
EURO
EUR	Buy	1/14/08	12,506,668	12,491,198	(15,471)
					$(33,680)

Brazil Real
BRL	Sell	1/31/08	1,662,522	1,696,765	$(34,243)
EURO
EUR	Sell	1/14/08	12,536,640	12,553,187	(16,547)
EURO
EUR	Sell	1/14/08	12,536,640	12,491,198	45,443
British Pound Sterling
GBP	Sell	2/14/08	25,290,506	24,606,212	684,293
					$678,946

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on December 31, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.390)	09/20/12	USD	2,396,000	$6,950
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.570)	12/20/17	USD	5,910,000	30,424
JPMorgan Chase Bank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.430)	09/20/12	USD	1,296,000	1,533
Lehman Brothers Special Financing Inc.	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.400)	09/20/12	USD	2,592,000	6,405
UBS AG	Australia and New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	2,135,000	10,574
UBS AG	Australia and New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.510)	09/20/17	USD	1,972,000	30,481
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)	09/20/17	USD	2,744,000	133,341
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	2,781,000	63,168
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)	09/20/17	USD	1,294,000	30,377
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	2,135,000	89,122
Merrill Lynch International	Belo Corp. 7.750%, 06/01/27	Buy	(2.050)	12/20/17	USD	2,374,000	62,663
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(0.930)	09/20/12	USD	1,436,000	59,143
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(1.400)	09/20/14	USD	1,438,000	62,419
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	2,744,000	44,938
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	574,000	(2,724)
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	1,294,000	(6,141)
Citibank N.A., New York	CDX.EM.6 Index	Buy	(1.400)	12/20/11	USD	3,865,000	73,794
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	7,364,000	(117,251)
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	7,399,000	(183,381)
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	1,868,000	(6,067)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	5,989,000	(139,682)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	4,559,000	(30,724)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	5,882,480	(125,416)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	4,692,000	(15,366)
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	5,711,000	(1,048)
UBS AG	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	5,606,000	123,016
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index (15-25% Tranche)	Buy	(4.750)	06/20/12	USD	7,594,000	224,539
Citibank N.A., New York	CDX.NA.HY.9 Index	Buy	(3.750)	12/20/12	USD	9,683,000	334,476
UBS AG	CDX.NA.HY.9 Index	Buy	(3.750)	12/20/12	USD	8,385,000	103,746
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (15-25% Tranche)	Sell	7.050	12/20/12	USD	3,797,000	(23,238)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (15-25% Tranche)	Sell	6.500	12/20/12	USD	4,666,000	(133,261)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (35-60% Tranche)	Sell	1.950	12/20/12	USD	4,666,000	(213,031)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (35-60% Tranche)	Sell	2.600	12/20/12	USD	8,717,000	(149,244)
Citibank N.A., New York	CDX.NA.IG.9 Index	Buy	(0.600)	12/20/12	USD	2,959,000	5,323
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index	Buy	(0.600)	12/20/12	USD	9,073,000	25,394
Goldman Sachs International	CDX.NA.IG.HVOL.9 Index	Buy	(1.400)	12/20/12	USD	25,405,000	97,695
Lehman Brothers Special Financing Inc.	CDX.NA.IG.HVOL.9 Index	Buy	(1.400)	12/20/12	USD	25,923,000	97,670
Lehman Brothers Special Financing Inc.	CDX.NA.IG.HVOL.9 Index	Buy	(1.400)	12/20/12	USD	25,923,000	99,562
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)	09/20/12	USD	3,525,000	(27,385)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)	09/20/12	USD	570,000	(4,184)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)	09/20/12	USD	1,342,000	(11,001)
Citibank N.A., New York	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	600,000	(8,296)
Merrill Lynch International	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	3,000,000	(39,193)
Citibank N.A., New York	Computer Sciences Corp. 5.000%, 02/15/13	Buy	(0.780)	09/20/17	USD	5,142,000	(69,828)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 4.000%, 03/22/11	Sell	8.700	12/20/12	USD	248,000	(10,171)
UBS AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000	12/20/12	USD	248,000	(8,214)
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	632,000	6,586
Morgan Stanley Capital Services Inc.	Domtar Corp. (Obligation not yet specified)	Buy	(2.650)	09/20/11	USD	1,287,500	(25,868)
UBS AG	Domtar Corp. (Obligation not yet specified)	Sell	2.600	09/20/11	USD	1,288,000	23,728
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	06/20/08	USD	9,213,000	(5,820)
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.725)	06/20/12	USD	3,223,000	26,616
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.600)	08/20/12	USD	2,390,000	(64,046)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	07/20/08	USD	5,827,000	(4,317)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.740)	07/20/12	USD	1,457,000	11,858
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.800)	07/20/12	USD	2,594,000	15,146
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.780)	07/20/12	USD	5,987,500	39,864
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.860)	08/20/12	USD	1,676,000	6,361
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.150)	08/20/12	USD	4,104,000	(33,137)
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.350)	12/20/12	USD	2,892,000	50,995
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.900)	12/20/17	USD	1,635,000	35,362
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Buy	(5.450)	12/20/12	USD	2,374,000	32,869
Merrill Lynch International	First Data Corp. 4.700%, 08/01/13	Buy	(5.450)	12/20/12	USD	3,561,000	49,303
Citibank N.A., New York	Ford Motor Co. 6.500%, 08/01/18	Sell	6.100	12/20/12	USD	1,235,000	(71,136)
Barclays Bank PLC	Gannett Co. 6.375%, 04/01/12	Buy	(0.780)	09/20/14	USD	2,280,000	23,963
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.690)	06/20/14	USD	3,637,000	52,364
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.860)	09/20/14	USD	1,098,000	6,540
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.770)	09/20/14	USD	1,438,000	15,932
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.810)	09/20/14	USD	1,437,000	12,649

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on December 31, 2007 (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	1,200,000	$(18,868)
UBS AG	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	460,000	(7,233)
Citibank N.A., New York	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(0.600)	12/20/12	USD	2,404,000	8,165
Citibank N.A., New York	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(0.960)	12/20/12	USD	3,472,000	(43,509)
Citibank N.A., New York	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(0.640)	12/20/12	USD	1,039,000	1,690
Lehman Brothers Special Financing Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)	12/20/12	USD	2,406,000	(37,602)
Morgan Stanley Capital Services Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)	12/20/12	USD	2,212,000	(34,570)
Lehman Brothers Special Financing Inc.	Harrah’s Operating Co., Inc. 5.625%, 06/01/15	Sell	0.600	03/20/08	USD	11,689,000	(50,443)
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	2,135,000	42,800
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	11,175,581	(604,696)
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	1,882,203	(116,454)
UBS AG	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	22,351,162	147,843
UBS AG	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	5,840,800	566,435
Citibank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(1.100)	12/20/12	USD	1,039,000	5,264
Citibank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(1.100)	12/20/12	USD	1,069,000	5,416
Barclays Bank PLC	Lloyds TSB Group PLC 5.875%, 07/08/14	Buy	(0.500)	12/20/17	USD	1,113,000	2,483
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	1,363,000	33,878
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.100)	12/20/12	USD	2,455,000	50,745
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.230)	12/20/12	USD	2,212,000	33,685
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	1,434,000	35,643
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Buy	(1.200)	12/20/12	USD	8,446,000	(24,256)
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Sell	1.300	12/20/17	USD	5,030,000	(8,756)
Barclays Bank PLC	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	5,173,000	95,382
UBS AG	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.830)	09/20/12	USD	580,000	11,411
Barclays Bank PLC	Morgan Stanley 6.600%, 04/01/12	Buy	(1.040)	12/20/12	USD	2,220,000	3,269
Citibank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Buy	(1.080)	12/20/12	USD	3,472,000	(941)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200	06/20/12	USD	606,500	(45,003)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)	12/20/17	USD	3,377,000	304,763
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)	06/20/14	USD	3,860,000	488,504
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	606,500	60,333
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)	12/20/17	USD	1,342,000	125,199
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	5,588,000	(387,727)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	5,588,000	1,107,469
Lehman Brothers Special Financing Inc.	Residential Capital LLC 6.500%, 04/17/13	Sell	5.000	12/20/12	USD	912,000	14,648
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)	09/20/17	USD	2,744,000	104,738
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	2,135,000	63,460
Citibank N.A., New York	Simon Property Group LP 6.350%, 08/28/12	Buy	(0.380)	09/20/12	USD	590,000	19,064
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	574,000	(2,091)
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	1,294,000	(4,713)
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	2,135,000	13,917
Barclays Bank PLC	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.750)	12/20/17	USD	1,113,000	658
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	574,000	3,802
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	2,135,000	55,218
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	872,000	3,558
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	2,646,000	31,890
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	2,493,000	12,823
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	2,318,000	26,705
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	2,401,000	(56,402)
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	2,476,000	28,525
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)	06/20/12	USD	5,671,000	356,852
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	0.160	07/20/08	USD	8,830,000	(916)
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Buy	(0.355)	07/20/12	USD	1,104,000	13,376
UBS AG	United Mexican States 7.500%, 04/08/33	Buy	(0.620)	08/20/12	USD	4,332,000	6,639
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.280)	03/20/14	USD	6,493,000	25,052
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.380)	03/20/17	USD	2,598,000	10,812
Merrill Lynch International	Washington Mutual, Inc. 5.250%, 09/15/17	Buy	(3.150)	12/20/12	USD	5,185,000	191,053
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	2,135,000	57,925
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.510)	09/20/17	USD	1,972,000	29,427
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(0.880)	03/20/17	USD	2,416,000	48,520
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.580)	03/20/14	USD	461,000	11,148
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	2,582,000	54,179
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.570)	03/20/14	USD	2,646,000	65,396
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.600)	03/20/14	USD	4,904,000	113,360
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	2,478,000	(13,883)
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	2,090,000	(11,709)
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.770	09/20/12	USD	5,225,000	(31,491)
UBS AG	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.790	09/20/12	USD	1,718,000	(8,896)
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	3,020,164	36,311
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(6.400)	12/20/12	USD	739,000	(7,175)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	2,655,000	117,546
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	5,310,000	235,093
							$4,062,456

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2007 (Unaudited) (continued)

ING Intermediate Bond Fund Interest Rate Swap Agreements Outstanding on December 31, 2007:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	66,325,000	$195,093
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	15,851,000	(156,874)
				$38,219

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of December 31, 2007 (Unaudited)

Principal Amount			Value
MUNICIPAL BONDS: 95.7%
		Arizona: 3.6%
$1,000,000	C	Salt River Project Agricultural Improvement & Power District, 4.750%, due 01/01/35	$1,015,630
			1,015,630
		California: 14.0%
350,000	C	California Statewide Communities Development Authority, 5.500%, due 09/01/14	382,340
1,000,000	C	Clovis Public Financing Authority, 5.000%, due 08/01/26	1,041,240
1,000,000	C	Golden State Tobacco Securitization Corp., 5.000%, due 06/01/33	867,450
1,000,000		Pleasant Valley School District, 5.850%, due 08/01/31	1,114,680
500,000	C	San Marcos Califonia Public Facility Authority Tax Allocation Reserve, 5.000%, due 08/01/21	516,815
			3,922,525
		Colorado: 3.7%
1,000,000	C	Interlocken Metropolitan District, 5.750%, due 12/15/19	1,049,940
			1,049,940
		Connecticut: 6.1%
185,000		City of New Britain, 6.000%, due 03/01/12	197,253
520,000	C	Connecticut State Development Authority, 5.000%, due 10/15/23	545,730
890,000	C	Connecticut State Health & Educational Facility Authority, 5.375%, due 07/01/25	897,138
60,000		State of Connecticut, 7.125%, due 06/01/10	63,707
			1,703,828
		Florida: 7.8%
750,000	C	City of Gulf Breeze, 5.050%, due 12/01/20	799,808
250,000	C	City of Tallahassee, 6.375%, due 12/01/30	254,495
100,000	C	County of Orange, 5.250%, due 10/01/23	107,854
500,000	C	Florida State Board of Education, 5.750%, due 06/01/22	529,120
500,000	C	Tampa Housing Authority, 4.650%, due 07/01/22	505,075
			2,196,352
		Illinois: 7.3%
1,000,000	C	De Kalb-Ogle Etc Counties Community College District No. 523, 5.750%, due 02/01/11	1,050,140
1,000,000	C	Illinois Finance Authority, 5.000%, due 08/15/24	865,310
100,000		State of Illinois, 6.250%, due 12/15/20	118,478
			2,033,928
		Kentucky: 0.6%
300,000		Kentucky Economic Development Finance Authority, Discount Note, due 10/01/21	156,690
			156,690
		Louisiana: 3.6%
1,000,000	C	Louisiana Public Facilities Authority, 5.625%, due 12/15/32	1,001,640
			1,001,640
		Massachusetts: 0.7%
200,000		Massachusetts Housing Finance Agency, 4.600%, due 12/01/14	205,794
			205,794
		New Hampshire: 2.6%
740,000	C	New Hampshire Housing Finance Authority, 4.850%, due 07/01/26	717,585
			717,585
		New Jersey: 3.4%
1,000,000	C	New Jersey St Housing & Mortgage Finance Agency, 4.550%, due 10/01/22	962,360
			962,360
		New York: 16.5%
430,000		Albany Industrial Development Agency, 7.750%, due 01/01/10	448,008
1,000,000	C	City of New York, 5.000%, due 08/01/24	1,032,760
250,000	C	Hudson Yards Infrastructure Corp., 5.000%, due 02/15/47	253,535
1,000,000	C	New York State Dormitory Authority, 5.500%, due 07/01/15	1,068,810
1,000,000		Port Authority of New York & New Jersey, 6.250%, due 12/01/11	1,092,600
775,000	C	Westchester County Industrial Development Agency, 4.750%, due 07/01/20	716,674
			4,612,387
		North Carolina: 3.8%
295,000	C	New Hanover County, 5.750%, due 11/01/12	318,948
710,000	C	Raleigh North Carolina Certificates, 5.000%, due 02/01/24	738,066
			1,057,014

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		North Dakota: 0.9%
$250,000	C	Oliver County, 5.300%, due 01/01/27		$258,430
				258,430
		Ohio: 0.2%
55,000		Lakota Local School District, 7.000%, due 12/01/10		60,928
				60,928
		Oklahoma: 8.1%
1,000,000	C	Oklahoma Industries Authority, 6.000%, due 08/15/19		1,056,230
100,000	C	Oklahoma Student Loan Authority, 5.300%, due 12/01/32		101,246
1,000,000	C	Payne County Economic Development Authority, 6.375%, due 06/01/30		1,102,119
				2,259,595
		Pennsylvania: 4.1%
130,000	C	Allegheny County Hospital Development Authority, 5.300%, due 07/01/26		140,661
1,000,000	C	Lebanon County Health Facilities Authority, 6.000%, due 11/15/35		1,018,960
				1,159,621
		Rhode Island: 0.3%
35,000		Dunns Corner Fire District, 8.050%, due 06/01/08		35,657
35,000		Dunns Corner Fire District, 8.100%, due 06/01/09		37,187
				72,844
		Texas: 7.4%
500,000	C	Alamo Community College District, 5.000%, due 02/15/24		524,980
200,000	C	Cleburne 4B Economic Development Corp., 5.625%, due 02/15/27		214,694
1,000,000	C	Harris County Health Facilities Development Corp., 5.750%, due 07/01/27		1,173,920
165,000	C	Harris County-Houston Sports Authority, 5.000%, due 11/15/28		165,809
				2,079,403
		Virginia: 1.0%
290,000	C	Virginia Housing Development Authority, 4.500%, due 04/01/24		274,131
				274,131
		Total Investments in Securities (Cost $26,950,182)*	95.7%	$26,800,625
		Other Assets and Liabilities — Net	4.3	1,195,054
		Net Assets	100.0%	$27,995,679
	C	Bond may be called prior to maturity date.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$424,195
		Gross Unrealized Depreciation		(573,752)
		Net Unrealized Depreciation		$(149,557)

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 29, 2008